------------------
 SEMI-ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

California Tax-Free
Money Market
Mutual Fund

Government
Money Market
Mutual Fund

Money Market
Mutual Fund

National Tax-Free
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  California Tax-Free Money Market Mutual Fund                                 3

  National Tax-Free Money Market Mutual Fund -- Class A                        3

  Government Money Market Mutual Fund -- Class A                               4

  Treasury Money Market Mutual Fund -- Class A                                 4

  Money Market Mutual Fund -- Class A                                          5

PORTFOLIOS OF INVESTMENTS

  California Tax-Free Money Market Mutual Fund                                 6

  Government Money Market Mutual Fund                                         19

  Money Market Mutual Fund                                                    21

  Treasury Money Market Mutual Fund                                           26

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         28

  Statement of Operations                                                     30

  Statements of Changes in Net Assets                                         32

  Financial Highlights                                                        36

  Notes to Financial Statements                                               46

MASTER INVESTMENT TRUST PORTFOLIO OF INVESTMENTS

  Master Investment Trust Tax-Free Money Market Master Portfolio              57

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         64

  Statement of Operations                                                     65

  Statements of Changes in Net Assets                                         66

  Notes to Financial Statements                                               67

LIST OF ABBREVIATIONS                                                         70
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE FUNDS' SEVEN-DAY YIELDS AS OF SEPTEMBER 30, 1997?

The seven-day yield for the California Fund was 3.26% and 3.28% for the National Fund. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market, yield spreads were small, allowing the Funds to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUNDS' FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

ARE THERE ANY ISSUES BEFORE THE ELECTORATE THIS NOVEMBER OF CONCERN TO MUNICIPAL BOND INVESTORS?

Elections always bear watching, particularly where the ability of governments to raise revenue is concerned, since it impacts their issues' credit quality. While there have been many highly charged issues decided in the public arena during the last several years, there don't appear to be any major initiatives or ballot measures before the electorate in the November elections this year which could have a significant impact on the Funds.

ARE THERE ANY CHANGES IN STORE FOR SHAREHOLDERS OF THE FUNDS?

The National Tax-Free Money Market Mutual Fund is expected to withdraw its investment in the Master Portfolio on or about December 12, 1997. See Notes to the Financial Statements for more information.

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
GOVERNMENT MONEY MARKET MUTUAL FUND -- CLASS A
TREASURY MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WERE THE FUNDS' SEVEN-DAY YIELDS AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Government Fund was 4.99% and 4.98% for the Treasury Fund. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market, yield spreads were small, allowing the Funds to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUNDS' FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE BENEFIT TO INVESTORS IN A TREASURY OR GOVERNMENT MONEY MARKET MUTUAL FUND?

The principal benefit is high credit quality. Treasury securities are backed by the full faith and credit of the United States Government. Securities issued by other sections of the Federal government, its agencies and instrumentalities are backed by the issuing agency. Because of this high credit quality, these securities often have lower yields than, for example, commercial paper, but many investors accept this trade off. The Funds invest in repurchase agreements collateralized by government paper. This is a way to increase yields without sacrificing too much in credit quality.

---------------------
4

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
MONEY MARKET MUTUAL FUND -- CLASS A

WHAT WAS THE FUND'S SEVEN-DAY YIELD AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Fund was 5.09%. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market, yield spreads were small, allowing the Fund to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 99.74%
$   900,000  Anaheim CA COP Police Facilities V/R                 3.95 %        08/01/08   $      900,000
  5,000,000  Anaheim CA Housing Revenue V/R LOC - Citibank        4.00          12/01/23        5,000,000
  2,700,000  Anaheim CA Public Improvement V/R COP LOC -
               Industrial Bank of Japan Ltd                       3.95          08/01/19        2,700,000
  4,500,000  Barstow CA MFHR Desert Vista Apartments V/R LOC
               - Federal Home Loan Bank of San Francisco          3.90          12/01/20        4,500,000
  3,700,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        4.00          12/01/28        3,700,000
  2,900,000  California Health Facility Finance Authority
               Revenue - Catholic Healthcare Series A MBIA
               Insured                                            3.90          07/01/06        2,900,000
 12,700,000  California Health Facility Finance Authority
               Revenue - Catholic Healthcare Series A MBIA
               Insured                                            3.90          07/01/21       12,700,000
  2,000,000  California HFFA V/R FSA Insured                      3.60          07/01/22        2,000,000
 10,500,000  California HFFA V/R Nonprofit Corp Catholic
               Healthcare MBIA Insured                            3.90          07/01/12       10,500,000
  2,000,000  California PCR Pacific Gas & Electric                3.55          10/29/97        2,000,000
    900,000  California Pollution Control Finance Authority
               Revenue V/R                                        3.65          12/01/12          900,000
  5,500,000  California State CDA Revenue Series A                4.00          05/15/25        5,500,000
  4,700,000  California State Eagle Trust Private Placement
               Co V/R                                             4.18          09/01/03        4,700,000
 13,200,000  California State GO CP                               3.60          10/30/97       13,200,000
  5,000,000  California State GO CP                               3.65          10/08/97        5,000,000
  8,200,000  California State GO CP                               3.70          10/06/97        8,200,000
 11,000,000  California State GO CP                               3.75          12/09/97       11,000,000
 15,385,000  California State GO TOB Multiple LOC's               4.13          11/01/24       15,385,000
  2,500,000  California State Health Facility Finance
               Authority Revenue Series D                         3.90          07/01/18        2,500,000

------------------------
6

                        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,000,000  California State HFA Home Mortgage Revenue V/R
               MBIA Insured                                       4.10 %        08/01/10   $    2,000,000
  6,400,000  California State HFA V/R Series A                    4.10          08/01/38        6,400,000
  7,200,000  California State HFFA Catholic Healthcare
               Series C V/R                                       3.90          07/01/20        7,200,000
 10,800,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          3.90          07/01/05       10,800,000
  3,100,000  California State HFFA Childrens Hospital V/R
               MBIA Insured                                       3.85          11/01/21        3,100,000
 14,100,000  California State HFFA Kaiser Permanente V/R          3.85          05/01/28       14,100,000
 15,400,000  California State HFFA Memorial Health Services
               V/R                                                3.85          10/01/24       15,400,000
  4,300,000  California State HFFA N. T. Enloe Memorial
               Hospital V/R LOC - Bank of America                 3.70          01/01/16        4,300,000
 13,100,000  California State HFFA Revenue Catholic
               Healthcare West Series C V/R MBIA Insured          3.90          07/01/11       13,100,000
    300,000  California State HFFA Revenue Catholic
               Healthcare West V/R MBIA Insured                   3.90          07/01/09          300,000
  7,600,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          3.90          07/01/16        7,600,000
  8,270,000  California State HFFA Revenue Scripps Memorial
               Hospital Series B                                  3.95          12/01/15        8,270,000
  1,100,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                3.85          09/01/15        1,100,000
  4,750,000  California State Housing Finance Agency Revenue      4.15          08/01/26        4,750,000
  1,700,000  California State IDA Merrills Packing Inc V/R
               LOC - Bank of Tokyo Ltd                            4.15          12/01/18        1,700,000
  2,000,000  California State PCFA Chevron Project V/R            3.90          06/15/05        1,996,300
  1,800,000  California State PCFA Financing Authority Solid
               Waste Disposal Revenue Shell Oil Co Martinez
               Project V/R AMT AMBAC Insured                      3.90          12/01/24        1,800,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,200,000  California State PCFA Pacific Gas & Electric
               V/R Series A                                       4.10 %        12/01/16   $   10,200,000
  1,700,000  California State PCFA Pacific Gas & Electric
               V/R Series F                                       3.80          11/01/26        1,700,000
  1,300,000  California State PCFA Resources Recovery
               Revenue V/R LOC - Banque Nationale de Paris        3.85          09/01/18        1,300,000
  6,000,000  California State PCFA Sanger Project Series
               90-A V/R LOC - Credit Suisse                       4.00          09/01/20        6,000,000
  7,400,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series B V/R
               AMT LOC - Swiss Bank                               4.00          12/01/16        7,400,000
  8,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   4.00          12/01/16        8,000,000
  3,160,000  California State PCFA Solid Waste Disposal
               Revenue Taormina Industries Project AMT
               Multiple LOC's                                     4.20          08/01/14        3,160,000
    300,000  California State PCFA Southern California
               Edison V/R                                         3.85          02/28/08          300,000
    100,000  California State PCFA Southern California
               Edison V/R Series A                                3.85          02/28/08          100,000
    800,000  California State PCFA Southern California
               Edison V/R Series C                                3.85          02/28/08          800,000
  1,500,000  California State PCFA Southern California
               Edison V/R Series D                                3.85          02/28/08        1,500,000
  1,200,000  California State PCFA V/R Shell Oil Co Project
               Series B                                           3.60          10/01/11        1,200,000
  2,000,000  California State PCR CP                              3.65          11/21/97        2,000,000
  8,000,000  California State PCR Pacific Gas & Electric          3.50          10/08/97        8,000,000
 32,000,000  California State RAN                                 4.50          06/30/98       32,154,865
 40,000,000  California State School Cash Reserve Projects
               Authority Series A                                 4.75          07/02/98       40,260,037
 12,000,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-2 FNMA Collateralized         4.00          05/15/25       12,000,000

------------------------
8

                        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$20,100,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         4.00 %        05/15/05   $   20,100,000
  3,200,000  California Statewide CDA Barton Hospital V/R
               LOC - Banque Nationale de Paris                    3.70          12/01/09        3,200,000
    900,000  California Statewide CDA COP                         3.65          06/01/26          900,000
 14,500,000  California Statewide CDA Revenue COP V/R Kaiser
               Foundation Hospitals                               3.85          12/01/15       14,500,000
    900,000  California Statewide CDA Revenue DV Industries
               V/R AMT Series A LOC - Bank of Tokyo Ltd           4.15          08/01/19          900,000
  1,000,000  California Statewide CDA Solid Waste Facilities
               Revenue Chevron USA Inc Project V/R AMT            4.00          12/15/24        1,000,000
  8,300,000  California Statewide CDA St Joseph Health
               System V/R                                         3.85          07/01/08        8,300,000
  5,000,000  Chula Vista CA CP                                    3.60          10/08/97        5,000,000
  5,000,000  Chula Vista CA CP                                    3.70          11/21/97        5,000,000
  5,000,000  Chula Vista CA CP MFHR Series A                      3.70          01/23/98        5,000,000
  9,700,000  Chula Vista CA IDR San Diego Gas & Electric V/R      4.15          12/01/27        9,700,000
  1,300,000  Chula Vista CA Industrial Development Revenue
               San Diego Gas & Electric Series B                  4.15          12/01/21        1,300,000
  1,000,000  Chula Vista CA MFHR V/R Series A                     3.75          11/14/97        1,000,000
  3,240,000  Chula Vista CA MFHR V/R Series A                     4.05          03/01/05        3,240,000
  5,100,000  Colton CA RDFA Las Palomas Associates Project
               V/R LOC - Bank of America                          3.65          11/01/15        5,100,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               V/R LOC - Bank of America                          3.75          12/01/17          745,000
  2,500,000  Contra Costa County CA MFHR Park Regency
               Apartment V/R LOC - Bank of America                4.25          08/01/32        2,500,000
 10,000,000  Contra Costa County CA TRAN                          4.50          07/01/98       10,048,242
  1,600,000  Contra Costa County School Finance Authority
               Revenue Series C                                   3.90          07/01/25        1,600,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$18,000,000  Eagle Trust V/R Series 94 MBIA Insured               4.13 %        09/01/03   $   18,000,000
  2,000,000  East Bay CA MUD CP                                   3.60          12/11/97        2,000,000
  2,000,000  East Bay CA MUD CP                                   3.70          01/14/98        2,000,000
  3,500,000  East Bay CA MUD CP                                   3.80          01/14/98        3,500,000
  4,400,000  Escondido CA CDA V/R AMT LOC - Bank of America       3.75          10/01/16        4,400,000
    150,000  Fairfield CA IDA Herman G Rowland Project V/R
               LOC - Bank of America                              3.40          04/01/05          150,000
 18,300,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series B V/R LOC -
               Morgan Guaranty Trust                              3.85          01/02/35       18,300,000
 16,700,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C V/R LOC -
               Credit Suisse                                      3.95          01/02/35       16,700,000
  7,500,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue V/R LOC - Banque
               National de Paris                                  4.00          01/02/35        7,500,000
 23,800,000  Foothill / Eastern CA Transportation Corridor
               Toll Road Development Series D V/R LOC -
               Industrial Bank of Japan Ltd                       4.00          01/02/35       23,800,000
  1,500,000  Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC
               - Bank of America                                  4.20          12/01/05        1,500,000
  6,300,000  Fremont CA MFHR V/R Creekside Village
               Apartments LOC - National Westminster Bank
               Plc                                                3.95          09/01/07        6,300,000
 12,000,000  Fresno County CA CP                                  4.25          07/01/98       12,044,772
  6,800,000  Fullerton CA IDA Sunclipse Inc V/R LOC - Bank
               of America                                         3.30          07/01/15        6,800,000
  8,000,000  Hayward CA MFHR V/R FGIC Insured                     3.85          08/01/14        8,000,000
  9,900,000  Irvine CA Development Revenue V/R                    3.90          09/02/11        9,900,000
  7,000,000  Irvine CA Improvement Building Assessment
               District                                           3.90          09/02/22        7,000,000
  4,800,000  Irvine CA Public Facilities & Infrastructure
               Authority Lease Revenue V/R Capital
               Improvement Project                                3.90          11/01/10        4,800,000

------------------------
10

                        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,400,000  Irvine Ranch CA Water District V/R                   3.65 %        11/15/13   $    1,400,000
    100,000  Irvine Ranch CA Water District V/R LOC - Bank
               of America                                         3.65          04/01/33          100,000
    800,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.65          10/01/10          800,000
    900,000  Kern CO COP Public Facilities Project Series D
               V/R                                                3.90          08/01/06          900,000
    200,000  Lancaster CA HFA MFHR Westwood Park Apartments
               V/R LOC - Bank of America                          3.65          12/01/07          200,000
  3,900,000  Livermore MFHR V/R                                   3.95          07/15/18        3,900,000
  3,000,000  Long Beach CA AMT CP                                 3.75          10/08/97        3,000,000
  7,200,000  Long Beach CA AMT Series E                           3.75          11/18/97        7,200,000
 10,900,000  Long Beach CA CP AMT                                 3.60          10/08/97       10,900,000
  2,000,000  Long Beach CA Harbor Department Revenue Series
               A                                                  3.60          10/08/97        2,000,000
 22,600,000  Long Beach CA Health Facilities Memorial Health
               Services                                           3.85          10/01/16       22,600,000
 24,200,000  Los Angeles CA Community Development
               Multifamily Housing Revenue                        3.65          04/01/09       24,200,000
  3,400,000  Los Angeles CA CP                                    3.70          11/14/97        3,400,000
  3,700,000  Los Angeles CA MFHA Malibu Meadows Project
               Series A V/R LOC - Sumitomo Bank Ltd               4.20          12/01/15        3,700,000
  2,515,000  Los Angeles CA MFHR Canyon Apartments Series C
               V/R LOC - Swiss Bank                               4.00          12/01/10        2,515,000
  1,800,000  Los Angeles CA MFHR Masselin Manor V/R LOC -
               Bank of America                                    3.90          07/01/15        1,800,000
  1,000,000  Los Angeles CA MFHR Poinsettia Apartments
               Series A V/R LOC - Dai-Ichi Kangyo Bank Ltd        4.25          07/01/19        1,000,000
    500,000  Los Angeles CA MFHR V/R                              3.55          07/01/14          500,000
  2,600,000  Los Angeles CA MFHR V/R AMT LOC - Federal Home
               Loan Bank of San Francisco                         3.80          08/01/26        2,600,000
  2,900,000  Los Angeles CA MFHR V/R Series A                     4.00          12/01/10        2,900,000
 41,500,000  Los Angeles CA Pension Obligation V/R Series B
               AMBAC Insured                                      3.95          06/30/07       41,500,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 6,800,000  Los Angeles CA Pension Obligation V/R Series C
               AMBAC Insured                                      3.95 %        06/30/07   $    6,800,000
 10,000,000  Los Angeles CA TRAN Series A                         3.70          11/21/97       10,000,000
  5,000,000  Los Angeles County CA CP                             3.70          11/26/97        5,000,000
  1,400,000  Los Angeles County CA HFA MFHR Harbor Cove
               Project V/R LOC - Citibank                         3.90          10/01/06        1,400,000
  9,800,000  Los Angeles County CA HFA MFHR Park Sierra V/R
               AMT LOC - Citibank                                 3.65          12/01/08        9,800,000
  4,100,000  Los Angeles County CA HFA MFHR Sand Canyon
               Ranch Project V/R LOC - Citibank                   3.60          11/01/06        4,100,000
 10,000,000  Los Angeles County CA MFHR V/R                       3.65          11/19/97       10,000,000
 11,400,000  Los Angeles County CA Pension Obligation V/R
               Series A AMBAC Insured                             3.95          06/30/07       11,400,000
 69,600,000  Los Angeles County CA TRAN                           4.50          06/30/98       69,924,333
 25,650,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.95          07/01/12       25,650,000
 10,000,000  Los Angeles County CA Waterworks Revenue CP          3.65          12/18/97       10,000,000
  7,000,000  Los Angeles County Waste Management Project
               Series A                                           3.75          01/14/98        7,000,000
  5,300,000  Modesto CA MFHR Westdale Commons Apartments V/R
               LOC - Federal Home Loan Bank of San Francisco      3.70          12/01/15        5,300,000
  3,100,000  Monterey CA Peninsula Water Management District
               Wastewater Reclamation Project V/R LOC -
               Sumitomo Bank Ltd                                  3.80          07/01/22        3,100,000
  6,000,000  Monterey CA Regional Waste Management Authority
               Revenue Series A V/R LOC - Dai-Ichi Kangyo
               Bank Ltd                                           4.10          04/01/15        6,000,000
 16,500,000  Monterey County CA Financing Authority Water
               Reclamation Projects V/R AMT LOC - Dai-Ichi
               Bank Ltd                                           4.10          09/01/36       16,500,000

------------------------
12

                        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,000,000  Monterey County CA Regional Waste Management
               Authority Revenue(F)                               7.88 %        12/01/17   $    5,134,074
  6,400,000  Moorpark CA MFHR Le Club Apartments V/R LOC -
               Citibank                                           3.90          11/01/15        6,400,000
 31,300,000  Northern California State Public Power Revenue
               Geothermal Project 3A AMBAC Insured                3.95          07/01/05       31,300,000
  8,800,000  Ontario CA MFHR Park Centre Apartments V/R LOC
               - Bank of New York                                 3.65          08/01/07        8,800,000
  1,360,000  Ontario CA MFHR Vineyard Village Apartments V/R
               LOC - Industrial Bank of Japan Ltd                 4.00          12/01/05        1,360,000
  7,000,000  Orange County CA HFA Bear Brand Apartments
               Project Series Z LOC - Fuji Bank Ltd               3.95          11/01/07        7,000,000
  7,249,000  Orange County CA HFA Harbor Pointe Apartment
               V/R Issue D LOC - Citibank                         4.00          12/01/06        7,249,000
  4,200,000  Orange County CA HFA Monarch Bay Apartments V/R
               LOC - Mitsubishi Bank Ltd                          4.05          10/01/07        4,200,000
  2,700,000  Orange County CA HFA Niguel Summit Apartment
               V/R LOC - Bank of America                          3.50          11/01/09        2,700,000
  6,600,000  Orange County CA HFA Seaside Meadow Apartments
               Series C LOC - Bank of America                     3.95          08/01/08        6,600,000
 13,300,000  Orange County CA HFA The Lakes Apartments V/R
               LOC - Citibank                                     3.95          12/01/06       13,300,000
  1,700,000  Orange County CA HFA Vintage Wood Apartments
               V/R LOC - Mitsubishi Bank Ltd                      3.75          11/01/08        1,700,000
  6,800,000  Orange County CA Housing Authority - Costa
               Partners V/R                                       4.15          12/01/09        6,800,000
  4,800,000  Orange County CA Improvement Bond V/R Multiple
               LOC's                                              3.85          09/02/18        4,800,000
 37,600,000  Orange County CA Sanitation District Multiple
               Credit Enhancements                                3.85          08/01/13       37,600,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$10,000,000  Regents of the University of California Series
               A                                                  3.60 %        12/11/97   $   10,000,000
  4,000,000  Regents of the University of California Series
               A                                                  3.70          11/10/97        4,000,000
  4,000,000  Regents of the University of California Series
               A                                                  3.70          11/14/97        4,000,000
  5,000,000  Regents of the University of California Series
               A                                                  3.70          11/17/97        5,000,000
  5,000,000  Regents of the University of California Series
               A                                                  3.75          11/13/97        5,000,000
  2,000,000  Riverside County CA COP Series C                     3.70          12/01/15        2,000,000
  2,800,000  Riverside County CA COP Series D                     4.00          12/01/15        2,800,000
  6,250,000  Riverside County CA CP                               3.55          10/09/97        6,250,000
    990,000  Sacramento CA MFHR River Oaks Apartments V/R
               Series E                                           4.10          09/15/07          990,000
  6,700,000  Sacramento County CA Administration Center &
               Courthouse Project V/R LOC - Union Bank of
               Switzerland                                        3.85          06/01/20        6,700,000
  9,620,000  Sacramento County CA EDFA Series A                   4.00          11/27/97        9,627,194
  1,200,000  Sacramento County CA MUD Series Z                    5.70          07/01/98        1,216,616
  5,900,000  Sacramento County CA Series C V/R LOC -
               Dai-Ichi Kangyo Bank Ltd                           4.10          04/15/07        5,900,000
  6,000,000  Sacramento County MUD Series A                       3.60          01/23/98        6,000,000
  5,858,000  Sacramento County MUD Series B                       3.65          01/20/98        5,858,000
  5,000,000  San Bernardino CA Alta Loma Apartments V/R LOC
               - Federal Home Loan Bank of Atlanta                3.70          02/01/23        5,000,000
  1,270,000  San Bernardino County CA IDA Transamerican
               Plastics V/R LOC - National Westminster Bank
               Plc                                                3.65          12/01/06        1,270,000
  4,925,000  San Bernardino County CA MFHR V/R Series A LOC
               - Federal Home Loan Bank of San Francisco          3.70          05/01/17        4,925,000
    400,000  San Bernardino County CA MFHR Western
               Properties Project II V/R LOC - Bank of
               America                                            3.65          05/01/05          400,000

------------------------
14

                        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   700,000  San Bernardino County CA MFHR Western
               Properties Project III V/R LOC - Bank of
               America                                            3.65 %        08/01/05   $      700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV V/R LOC - Bank of
               America                                            3.65          08/01/05          100,000
  1,900,000  San Bernardino County CA MFHR Woodview
               Apartments V/R LOC - Bank of America               4.00          04/01/07        1,900,000
 12,000,000  San Bernardino County CA TRAN                        4.50          06/30/98       12,055,954
  2,635,000  San Diego CA MFHR Flora Apartments Series A V/R
               AMT LOC - Swiss Bank                               4.00          06/01/05        2,635,000
  2,920,000  San Diego CA MFHR La Cima Apartments V/R LOC -
               Citibank                                           3.90          12/01/08        2,920,000
    200,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              4.00          04/01/07          200,000
  3,500,000  San Diego CA Multi Family Apartments V/R LOC -
               Bank of America                                    3.90          10/01/15        3,500,000
  1,800,000  San Diego CA Regional Building Authority Lease
               Revenue Series A                                   7.75          11/01/19        1,841,682
  5,500,000  San Diego County CA CP                               3.70          01/14/98        5,500,000
  5,000,000  San Diego County CA CP                               3.75          11/13/97        5,000,000
  3,900,000  San Diego County CA CP                               3.75          11/18/97        3,900,000
  4,000,000  San Francisco CA Airport Revenue CP                  3.70          02/27/98        4,000,000
 13,035,000  San Francisco CA City & County Finance
               Authority Revenue                                  3.90          09/01/06       13,035,000
  9,400,000  San Francisco CA MFHR Bayside Village
               Apartments V/R LOC - Industrial Bank of Japan
               Ltd                                                3.90          12/01/05        9,400,000
 16,500,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.90          12/01/17       16,500,000
  3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           4.00          12/01/17        3,000,000
  1,500,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.90          12/01/17        1,500,000

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      4.00 %        12/01/17   $    3,000,000
 12,250,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     3.60          06/01/06       12,250,000
 11,440,000  San Francisco CA RDFA MFHR Rincon Center V/R
               LOC - Citibank                                     3.60          12/01/06       11,440,000
  3,240,000  San Jacinto CA USD V/R Series A                      3.95          09/01/14        3,240,000
 10,000,000  San Joaquin County CA TRAN                           4.50          01/15/98       10,023,933
  7,300,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.95          11/15/20        7,300,000
  1,500,000  San Jose CA Multifamily Housing Revenue V/R          4.10          03/01/32        1,500,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments V/R
               LOC - Bank of America                              3.65          10/01/07        2,200,000
 10,000,000  San Mateo County CA Utility District                 4.50          07/01/98       10,050,412
  5,000,000  Santa Clara CA Electric Revenue V/R Series 85A
               LOC - National Westminster Bank Plc                4.00          07/01/10        5,000,000
  1,300,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                4.00          07/01/10        1,300,000
  5,000,000  Santa Clara CA Electric Revenue V/R Series 85C
               LOC - National Westminster Bank Plc                4.00          07/01/10        5,000,000
  4,775,000  Simi Valley CA MFHR Creekside Village
               Apartments V/R LOC - Bank of America               3.65          07/01/23        4,775,000
 17,000,000  Southeast CA Revenue Recovery Facility Series A      4.20          12/01/18       17,000,000
 22,520,000  Southern California Public Power Authority
               Revenue Paloverde Project AMBAC Insured            3.95          07/01/17       22,520,000
 13,500,000  Southern California State Public Power
               Authority Palo Verde Project Series B AMBAC
               Insured                                            3.95          07/01/09       13,500,000

------------------------
16

                        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 4,700,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.95 %        07/01/19   $    4,700,000
 17,950,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      3.85          06/01/23       17,950,000
  2,000,000  Southern Caliornia Waterworks Revenue Series A       3.65          02/12/98        2,000,000
  4,200,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              3.45          05/01/15        4,200,000
  1,000,000  Turlock CA COP Irrigation Project V/R Series A       3.85          01/01/26        1,000,000
  1,100,000  Tustin CA Improvement Bond V/R                       3.65          09/02/13        1,100,000
  6,390,000  Union City CA Skylark V/R LOC - Sumitomo Bank
               Ltd                                                3.70          11/01/07        6,390,000
  4,400,000  Union City CA V/R LOC - Sumitomo Bank Ltd            3.70          10/01/07        4,400,000
  2,300,000  Upland CA HFA MFHR Upland Village Green Project
               V/R LOC - Bank of Tokyo Ltd                        3.75          09/01/10        2,300,000
  4,100,000  Vacaville CA MFHR Western Properties Sycamores
               Project V/R LOC - Bank of America                  3.65          04/01/05        4,100,000
  7,000,000  Ventura County CA CP                                 4.50          07/01/98        7,032,694
  5,700,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          3.65          04/01/07        5,700,000
 12,000,000  West Covina CA RDA COP V/R Barranca LOC -
               Citibank                                           3.90          09/01/05       12,000,000
  1,535,000  West Covina CA Redevelopment Agency Lease
               Revenue                                            3.55          08/01/18        1,535,000
                                                                                           --------------
             TOTAL SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES                              $1,468,268,108

                                                           ---------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,468,268,108)* (Note 1)                          99.74%               $1,468,268,108
              Other Assets and Liabilities, Net                         0.26                     3,797,471
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,472,065,579
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
18

                                 GOVERNMENT MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM FEDERAL AGENCIES - 48.92%
$ 6,000,000  Federal Farm Credit Bank                             5.53 %(F)     11/07/97   $    5,999,741
  2,000,000  Federal Farm Credit Bank                             5.75 (F)      09/11/98        1,998,314
  1,500,000  Federal Farm Credit Bank                             5.90 (F)      06/02/98        1,501,379
  4,000,000  Federal Home Loan Bank                               5.35 (F)      01/21/98        3,933,422
  4,000,000  Federal Home Loan Bank                               5.38 (F)      11/12/97        3,974,893
  5,000,000  Federal Home Loan Bank                               5.41 (F)      10/27/97        4,980,464
  5,000,000  Federal Home Loan Bank                               5.43 (F)      12/17/97        4,941,929
  5,000,000  Federal Home Loan Bank                               5.50 (F)      09/16/98        4,997,071
  1,500,000  Federal Home Loan Bank                               5.90 (F)      06/19/98        1,500,679
  1,000,000  Student Loan Mortgage Association                    5.38 (F)      06/30/98          959,351
  2,000,000  Student Loan Mortgage Association                    5.79 (F)      09/16/98        1,999,140
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $   36,786,383

             U.S. TREASURY NOTES - 2.67%
$ 2,000,000  U.S. Treasury Notes                                  7.88 %        01/15/98   $    2,010,732

             VARIABLE AND FLOATING RATE BONDS - 9.30%
$ 7,000,000  Federal National Mortgage Association                5.52 %        07/08/98   $    6,994,590

                                                           ---------------------

GOVERNMENT MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 39.20%
$14,729,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $   14,729,000
  1,098,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97        1,098,000
 10,649,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97       10,649,000
  3,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97        3,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $   29,476,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $75,267,705)* (Note 1)                            100.09%               $   75,267,705
              Other Assets and Liabilities, Net                        (0.09)                      (69,024)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $   75,198,681
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
20

                                            MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             BANKERS ACCEPTANCE - 0.77%
$ 4,335,829  Bank of America                                      5.50 %        11/12/97   $    4,308,007
 18,000,000  Bank of America                                      5.68          11/10/97       17,886,400
  7,000,000  Bank of America                                      5.68          11/07/97        6,959,136
 18,000,000  Bank of America                                      5.68          11/12/97       17,880,720
                                                                                           --------------
             TOTAL BANKERS ACCEPTANCE                                                      $   47,034,263

             CERTIFICATES OF DEPOSITS - 17.02%
$22,000,000  Bank of New York                                     5.85 %        08/20/98   $   21,987,373
 40,000,000  Bankers Trust New York Corp                          5.70          04/03/98       39,988,296
 50,000,000  Barclays Bank Plc                                    5.79          01/16/98       49,995,212
 40,000,000  Bayerische Landesbank                                5.78          07/27/98       39,968,411
 80,000,000  Caisse Nationale De Credit                           5.86          08/11/98       79,977,038
100,000,000  Canadian Imperial Holdings Inc                       5.58          10/09/97      100,000,000
 50,000,000  CC USA Inc#
               (Acquired 04/15/97, cost $50,000,000)              6.26          04/15/98       50,000,000
100,000,000  Commerzbank Finance Inc                              5.80          01/15/98      100,008,343
 50,000,000  Deutsche Bank Financial Inc                          5.53          10/01/97       50,000,000
150,000,000  Harris BankCorp                                      5.52          10/14/97      150,000,000
 50,000,000  Harris BankCorp                                      5.54          10/20/97       50,000,000
 45,000,000  Huntington National Bank                             5.88          08/10/98       44,968,371
 65,000,000  Morgan Stanley Corp                                  5.80          07/28/98       64,975,113
 50,000,000  Societe Generale (Yankee)                            5.79          01/13/98       49,990,425
100,000,000  Societe Generale (Yankee)                            5.81          01/13/98       99,990,425
 50,000,000  Societe Generale (Yankee)                            5.97          09/15/98       49,976,111
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $1,041,825,118

                                                           ---------------------

MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER - 59.10%
$50,000,000  ABN-Ambro North America Finance Inc                  5.50 %(F)     12/08/97   $   49,480,556
 15,000,000  Asset Securitization Cooperative Corp++
               (Acquired 09/10/97, cost $14,938,013)              5.51 (F)      10/28/97       14,938,013
 20,000,000  Asset Securitization Cooperative Corp++
               (Acquired 09/18/97, cost $19,941,628)              5.53 (F)      10/20/97       19,941,628
100,000,000  Associates Corp of North America                     5.51 (F)      11/03/97       99,494,917
 65,000,000  Bank of America                                      5.63 (F)      01/08/98       63,993,638
100,000,000  Bank of America                                      5.70 (F)      11/03/97       99,477,500
 40,000,000  Bankers Trust New York Corp                          5.47 (F)      11/25/97       39,665,722
 50,000,000  Bankers Trust New York Corp                          5.58 (F)      03/06/98       48,791,000
 33,500,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       33,480,789
 40,000,000  CC USA Inc++
               (Acquired 09/18/97, cost $39,950,756)              5.54 (F)      10/09/97       39,950,756
 45,000,000  CIT Group Holdings Inc                               5.52 (F)      10/06/97       44,965,500
 50,000,000  CIT Group Holdings Inc                               5.60 (F)      12/23/97       49,951,530
 60,000,000  Corporate Asset Funding Co Inc++
               (Acquired 09/18/97, cost $59,733,683)              5.51 (F)      10/30/97       59,733,683
105,000,000  Corporate Asset Funding Co Inc++
               (Acquired 07/10/97, cost $104,855,100)             5.52 (F)      10/10/97      104,855,100
 50,000,000  Corporate Asset Funding Co Inc++
               (Acquired 08/13/97, cost $49,984,611)              5.54 (F)      10/03/97       49,984,611
 35,000,000  Corporate Receivables Corp++
               (Acquired 07/10/97, cost $34,951,613)              5.52 (F)      10/10/97       34,951,613
 43,000,000  Corporate Receivables Corp++
               (Acquired 09/22/97, cost $42,854,684)              5.53 (F)      10/23/97       42,854,684
 66,300,000  Eiger Capital Corp++
               (Acquired 09/05/97, cost $66,208,506)              5.52 (F)      10/10/97       66,208,506
 35,000,000  Eiger Capital Corp++
               (Acquired 09/02/97, cost $34,994,633)              5.52 (F)      10/02/97       34,994,633
 60,000,000  Falcon Asset Securitization Corp++
               (Acquired 09/19/97, cost $59,917,200)              5.52 (F)      10/10/97       59,917,200
 50,000,000  Ford Motor Corp                                      5.49 (F)      10/02/97       49,992,361
100,000,000  General Electric Capital Corp                        5.56 (F)      06/12/98       96,077,111
 50,000,000  General Electric Capital Corp                        5.70 (F)      11/17/97       49,627,917
100,000,000  General Electric Capital Corp                        5.85 (F)      01/23/98       98,147,500
100,000,000  Goldman Sachs & Co                                   5.51 (F)      10/17/97       99,755,111
195,000,000  Goldman Sachs & Co                                   5.55 (F)      10/06/97      194,849,826

------------------------
22

                                            MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$40,000,000  Household Finance Corp                               5.51 %(F)     10/24/97   $   39,859,189
 65,000,000  Merrill Lynch & Co                                   5.52 (F)      10/14/97       64,870,433
100,000,000  Merrill Lynch & Co                                   5.55 (F)      10/06/97       99,922,917
100,000,000  Morgan Stanley Group Inc                             5.51 (F)      11/10/97       99,387,778
125,000,000  Morgan Stanley Group Inc                             5.52 (F)      01/14/98      122,987,500
 50,000,000  National Rural Utility                               5.53 (F)      01/22/98       49,132,097
 45,000,000  NationsBank Corp                                     5.51 (F)      11/03/97       44,772,713
133,000,000  New Center Asset Trust                               5.52 (F)      10/08/97      132,857,428
 50,000,000  New Center Asset Trust                               5.70 (F)      11/07/97       49,707,083
100,000,000  PHH Corp                                             5.53 (F)      12/01/97       99,062,972
104,950,000  Prefco Corp                                          5.54 (F)      10/20/97      104,643,138
 30,000,000  Prefunding Corp                                      5.50 (F)      10/17/97       29,926,667
 50,000,000  Procter & Gamble Co                                  5.52 (F)      03/19/98       48,704,333
 30,000,000  Procter & Gamble Co                                  5.52 (F)      03/20/98       29,218,000
 43,052,000  Receivables Capital Corp++
               (Acquired 09/05/97, cost $42,952,980)              5.52 (F)      10/16/97       42,952,980
 50,000,000  Riverwoods Funding Corp                              5.52 (F)      10/10/97       49,931,125
 50,000,000  Riverwoods Funding Corp                              5.53 (F)      10/03/97       49,984,639
 40,000,000  Sheffield Receivables Corp++
               (Acquired 09/05/97, cost $39,950,933)              5.52 (F)      10/09/97       39,950,933
 50,000,000  Sheffield Receivables Corp++
               (Acquired 09/17/97, cost $49,854,069)              5.53 (F)      10/20/97       49,854,069
 65,000,000  Sheffield Receivables Corp++
               (Acquired 09/23/97, cost $64,719,417)              5.55 (F)      10/29/97       64,719,417
 80,000,000  Sheffield Receivables Corp++
               (Acquired 09/25/97, cost $79,554,400)              5.57 (F)      11/06/97       79,554,400
 75,000,000  Sigma Finance Inc++
               (Acquired 09/26/97, cost $72,981,667)              5.60 (F)      03/23/98       72,981,667
 25,000,000  Sun Trust Bank                                       5.52 (F)      10/24/97       24,911,833
 70,000,000  Sun Trust Bank                                       5.54 (F)      10/07/97       69,935,367
 50,000,000  Sweden (Kingdom of)                                  5.44 (F)      11/28/97       49,561,778
 42,684,000  Sweden (Kingdom of)                                  5.60 (F)      12/05/97       42,252,417
 49,000,000  Toronto Dominion Holdings Inc                        5.53 (F)      04/13/98       47,539,773
100,000,000  Unifunding Corp                                      5.52 (F)      10/08/97       99,892,667
100,000,000  Union Commercial Funding Corp                        5.78 (F)      12/29/97       98,571,056

                                                           ---------------------

MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Union Commercial Funding Corp                        5.84 %(F)     01/05/98   $   49,221,333
 25,000,000  WCP Funding Inc++
               (Acquired 09/02/97, cost $24,973,114)              5.53 (F)      10/08/97       24,973,114
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,617,922,221

             CORPORATE MEDIUM TERM NOTES - 6.20%
$100,000,000 Bankers Trust New York Corp                          5.60 %        11/07/97   $   99,932,310
100,000,000  Commercial Bank of Detroit                           5.56          02/05/98       99,932,370
 95,000,000  FCC National Bank                                    5.62          02/20/98       94,954,068
 85,000,000  First Bank N.A.                                      5.58          03/06/98       84,960,050
                                                                                           --------------
             TOTAL CORPORATE MEDIUM TERM NOTES                                             $  379,778,798

             SHORT-TERM FEDERAL AGENCIES - 1.63%
$100,000,000 Federal National Mortgage Association                5.56 %        11/21/97   $   99,951,600

             VARIABLE AND FLOATING RATE BONDS - 12.74%
$50,000,000  Abbey National North America                         5.65 %        04/15/98   $   49,975,800
 50,000,000  American Express Co                                  5.63          01/09/98       50,000,000
 33,000,000  Bank of America N.A.                                 5.65          04/16/98       32,984,028
 52,000,000  CIT Group Holdings Inc                               5.67          05/22/98       51,964,853
 50,000,000  Comerica Inc                                         5.63          09/17/98       49,977,950
 50,000,000  Comerica Inc                                         5.64          07/13/98       49,982,965
 55,000,000  FCC National Bank                                    5.86          11/17/97       55,000,000
 75,000,000  FCC National Bank                                    5.60          06/11/98       74,958,849
 60,000,000  Huntington National Bank                             5.64          08/28/98       59,980,583
 90,000,000  Morgan Guaranty Trust                                5.96          06/22/98       89,969,736
100,000,000  Northern Trust Corp                                  5.60          07/30/98       99,951,200
 65,000,000  Sigma Finance Inc#
               (Acquired 09/12/97, cost $65,000,000)              6.00          09/15/98       65,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  779,726,554

------------------------
24

                                            MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 2.52%
$134,722,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $  134,722,000
 19,519,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97       19,519,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  154,241,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $6,120,479,554)* (Note 1)                          99.98%               $6,120,479,554
              Other Assets and Liabilities, Net                         0.02                       991,966
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $6,121,471,520
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  # REPRESENTS A SECURITY SOLD UNDER RULE 144A WHICH IS EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 54.33%
             U.S. TREASURY BILLS - 30.26%
$279,070,000 U.S. Treasury Bills                                  3.04 %(F)     10/02/97   $  279,042,500
175,000,000  U.S. Treasury Bills                                  4.24 (F)      10/09/97      174,841,778
 35,000,000  U.S. Treasury Bills                                  4.44 (F)      10/16/97       34,936,563
                                                                                           --------------
                                                                                           $  488,820,841

             U.S. TREASURY NOTES - 24.07%
$20,000,000  U.S. Treasury Notes                                  4.75 %        08/31/98   $   19,844,216
 20,000,000  U.S. Treasury Notes                                  5.13          04/30/98       19,879,531
 25,000,000  U.S. Treasury Notes                                  5.13          06/30/98       24,915,346
 93,800,000  U.S. Treasury Notes                                  6.13          05/15/98       94,015,163
 39,520,000  U.S. Treasury Notes                                  6.13          08/31/98       39,642,909
109,850,000  U.S. Treasury Notes                                  7.88          01/15/98      110,482,697
 19,750,000  U.S. Treasury Notes                                  7.88          04/15/98       19,933,492
 60,000,000  U.S. Treasury Notes                                  8.75          10/15/97       60,071,693
                                                                                           --------------
                                                                                           $  388,785,047
             TOTAL U.S. TREASURY SECURITIES                                                $  877,605,888
             (Cost $877,605,888)

------------------------
26

                                   TREASURY MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 45.56%
$189,912,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $  189,912,000
176,522,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97      176,522,000
305,037,500  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97      305,037,500
 64,399,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97       64,399,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  735,870,500
             (Cost $735,870,500)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,613,476,388)* (Note 1)                          99.89%               $1,613,476,388
              Other Assets and Liabilities, Net                         0.11                     1,766,222
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,615,242,610
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                 CALIFORNIA      GOVERNMENT
                                                   TAX-FREE           MONEY
                                               MONEY MARKET          MARKET
                                                MUTUAL FUND     MUTUAL FUND
---------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (Includes repurchase
    agreements of $29,476,000 for the
    Government Money Market Mutual Fund
    and $735,870,500 for the Treasury
    Money Market Mutual Fund)                $1,468,268,108     $75,267,705
  Cash                                              184,599           1,708
Receivables:
  Interest                                        8,450,109         257,971
  Due from administrator (Note 2)                         0             522
Organization expenses, net of
  amortization                                            0               0
Prepaid expenses                                     14,341           8,120
TOTAL ASSETS                                  1,476,917,157      75,536,026

LIABILITIES
Payables:
  Distribution to shareholders                    3,576,686         292,743
  Due to sponsor and distributor (Note
    2)                                              480,843          27,962
  Due to WFB (Note 2)                               704,445               0
  Other                                              89,604          16,640
TOTAL LIABILITIES                                 4,851,578         337,345

TOTAL NET ASSETS
                                             $1,472,065,579     $75,198,681
NET ASSETS CONSIST OF:
  Paid-in capital                            $1,472,255,438     $75,198,514
  Undistributed net realized gain (loss)
    on investments                                 (189,859)            167
TOTAL NET ASSETS                             $1,472,065,579     $75,198,681

COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $1,472,065,579     $75,198,681
Shares outstanding - Class A                  1,472,260,937      75,199,728
Net asset value and offering price per
  share - Class A                            $         1.00     $      1.00
Net assets - Class E                                    N/A             N/A
Shares outstanding - Class E                            N/A             N/A
Net asset value and offering price per
  share - Class E                                       N/A             N/A
Net assets - Institutional Class                        N/A             N/A
Shares outstanding - Institutional Class                N/A             N/A
Net asset value and offering price per
  share - Institutional Class                           N/A             N/A
Net assets - Class S/Service Class                      N/A             N/A
Shares outstanding - Class S/Service
  Class                                                 N/A             N/A
Net asset value and offering price per
  share - Class S/Service Class                         N/A             N/A
INVESTMENT AT COST                           $1,468,268,108     $75,267,705
---------------------------------------------------------------------------

(1)  INVESTMENT IN CORRESPONDING MASTER PORTFOLIO.
(2)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

------------------------
28

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                                   NATIONAL
                                                      MONEY        TAX-FREE
                                                     MARKET           MONEY           TREASURY
                                                MUTUAL FUND          MARKET       MONEY MARKET
                                                        (2)     MUTUAL FUND        MUTUAL FUND
----------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (Includes repurchase
    agreements of $29,476,000 for the
    Government Money Market Mutual Fund
    and $735,870,500 for the Treasury
    Money Market Mutual Fund)                $6,120,479,554     $26,603,060(1)  $1,613,476,388
  Cash                                                1,584               0              2,734
Receivables:
  Interest                                       29,956,315          88,851          8,310,808
  Due from administrator (Note 2)                         0               0                  0
Organization expenses, net of
  amortization                                       14,366          27,367             75,611
Prepaid expenses                                    227,397          31,962            187,130
TOTAL ASSETS                                  6,150,679,216      26,751,240      1,622,052,671

LIABILITIES
Payables:
  Distribution to shareholders                   24,444,806          77,623          6,118,157
  Due to sponsor and distributor (Note
    2)                                            1,255,407           8,098             82,326
  Due to WFB (Note 2)                             3,421,034           2,064            424,452
  Other                                              86,449          26,389            185,126
TOTAL LIABILITIES                                29,207,696         114,174          6,810,061

TOTAL NET ASSETS
                                             $6,121,471,520     $26,637,066     $1,615,242,610
NET ASSETS CONSIST OF:
  Paid-in capital                            $6,122,324,868     $26,637,503     $1,615,170,316
  Undistributed net realized gain (loss)
    on investments                                 (853,348)           (437)            72,294
TOTAL NET ASSETS                             $6,121,471,520     $26,637,066     $1,615,242,610

COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $5,233,157,613     $26,637,066     $   51,762,421
Shares outstanding - Class A                  5,233,202,384      26,637,037         51,781,468
Net asset value and offering price per
  share - Class A                            $         1.00     $      1.00     $         1.00
Net assets - Class E                                    N/A             N/A     $  753,349,174
Shares outstanding - Class E                            N/A             N/A        753,315,394
Net asset value and offering price per
  share - Class E                                       N/A             N/A     $         1.00
Net assets - Institutional Class                        N/A             N/A     $  485,722,693
Shares outstanding - Institutional Class                N/A             N/A        485,831,557
Net asset value and offering price per
  share - Institutional Class                           N/A             N/A     $         1.00
Net assets - Class S/Service Class           $  888,313,907             N/A     $  324,408,322
Shares outstanding - Class S/Service
  Class                                         888,331,463             N/A        324,406,628
Net asset value and offering price per
  share - Class S/Service Class              $         1.00             N/A     $         1.00
INVESTMENT AT COST                           $6,120,479,554             N/A     $1,613,476,388
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                              CALIFORNIA     GOVERNMENT
                                                TAX-FREE          MONEY
                                                   MONEY         MARKET
                                                  MARKET         MUTUAL
                                             MUTUAL FUND           FUND
-----------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $25,538,708     $1,704,102
  Net expenses allocated from Master
    Portfolio                                        N/A            N/A
TOTAL INVESTMENT INCOME                       25,538,708      1,704,102

EXPENSES (NOTE 2)
  Advisory fees                                3,526,320         77,552
  Administration fees                            423,485         18,613
  Custody fees                                   123,625          5,181
  Shareholder servicing fees                   2,117,430         77,552
  Portfolio accounting fees                      171,995         42,352
  Transfer agency fees                           705,810         31,021
  Distribution fees                              123,496         15,510
  Amortization of organization expenses                0         36,908
  Legal and audit fees                            26,745         11,137
  Registration fees                               82,877          6,932
  Directors' fees                                  1,658          2,415
  Shareholder reports                             50,137          8,069
  Other                                           25,857          9,170
TOTAL EXPENSES                                 7,379,435        342,412
Less:
  Waived fees and reimbursed expenses         (2,791,208)      (109,795)
Net Expenses                                   4,588,227        232,617
NET INVESTMENT INCOME                         20,950,481      1,471,485

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                 (109,357)           892
NET GAIN (LOSS) ON INVESTMENTS                  (109,357)           892
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $20,841,124     $1,472,377
-----------------------------------------------------------------------

(1)  ALLOCATED FROM THE MASTER PORTFOLIO

The accompanying notes are an integral part of these financial statements.

------------------------
30

    STATEMENT OF OPERATIONS (UNAUDITED)- FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                              NATIONAL
                                                              TAX-FREE
                                                                 MONEY        TREASURY
                                                    MONEY       MARKET           MONEY
                                                   MARKET       MUTUAL          MARKET
                                              MUTUAL FUND         FUND     MUTUAL FUND
--------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $161,411,238     $548,958(1)  $46,348,440
  Net expenses allocated from Master
    Portfolio                                         N/A      (28,860)            N/A
TOTAL INVESTMENT INCOME                       161,411,238      520,098      46,348,440

EXPENSES (NOTE 2)
  Advisory fees                                11,286,785            0       2,116,628
  Administration fees                           1,702,203        8,934         507,991
  Custody fees                                    476,721            0         141,391
  Shareholder servicing fees                    8,313,714       37,228       1,452,193
  Portfolio accounting fees                       601,433            0         212,164
  Transfer agency fees                          2,564,396       14,891         265,639
  Distribution fees                             3,427,166        7,445         739,048
  Amortization of organization expenses            51,968        4,412         105,237
  Legal and audit fees                            133,085       12,947          21,543
  Registration fees                               179,672       15,376         149,727
  Directors' fees                                   2,507        2,306           2,352
  Shareholder reports                             125,342       17,836          22,788
  Other                                            53,344        1,812           9,681
TOTAL EXPENSES                                 28,918,336      123,187       5,746,382
Less:
  Waived fees and reimbursed expenses          (4,973,140)     (47,760)     (1,642,401)
Net Expenses                                   23,945,196       75,427       4,103,981
NET INVESTMENT INCOME                         137,466,042      444,671      42,244,459

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                   761,955            0          71,277
NET GAIN (LOSS) ON INVESTMENTS                    761,955            0          71,277
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $138,227,997     $444,671     $42,315,736
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                       CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX         FOR THE SIX        FOR THE NINE
                                               MONTHS ENDED        MONTHS ENDED        MONTHS ENDED
                                             SEPT. 30, 1997      MARCH 31, 1997      SEPT. 30, 1996
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   20,950,481     $    17,334,760     $    22,129,891
  Net realized gain (loss) on sale of
    investments                                    (109,357)            (20,256)             39,647
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                      20,841,124          17,314,504          22,169,538

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (20,950,481)        (17,334,760)        (22,129,891)
  CLASS E                                               N/A                 N/A                 N/A
  INSTITUTIONAL CLASS                                   N/A                 N/A                 N/A
  CLASS S/SERVICE CLASS                                 N/A                 N/A                 N/A
In excess of net investment income
  CLASS A                                                 0                   0                   0
  CLASS E                                               N/A                 N/A                 N/A
  INSTITUTIONAL CLASS                                   N/A                 N/A                 N/A
  CLASS S/SERVICE CLASS                                 N/A                 N/A                 N/A
From net realized gain on sale of
  investments
  CLASS A                                                 0                   0                   0
  CLASS E                                               N/A                 N/A                 N/A
  INSTITUTIONAL CLASS                                   N/A                 N/A                 N/A
  CLASS S/SERVICE CLASS                                 N/A                 N/A                 N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           795,257,839         991,867,267         856,726,858
  Reinvestment of dividends - Class A            19,934,203          16,764,042          22,241,153
  Cost of shares redeemed - Class A            (727,327,414)       (785,731,636)       (748,580,464)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           87,864,628         222,899,673         130,387,547
  Proceeds from shares sold - Class E                   N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                   N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                     N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                  N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                 N/A                 N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                                 N/A                 N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                                 N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                      N/A                 N/A                 N/A
  Proceeds from shares sold - Class
    S/Service Class                                     N/A                 N/A                 N/A
  Reinvestment of dividends - Class
    S/Service Class                                     N/A                 N/A                 N/A
  Cost of shares redeemed - Class
    S/Service Class                                     N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS S/SERVICE CLASS                                  N/A                 N/A                 N/A
INCREASE (DECREASE) IN NET ASSETS                87,755,271         222,879,417         130,427,194

NET ASSETS:
  Beginning net assets                        1,384,310,308       1,161,430,891       1,031,003,697
  ENDING NET ASSETS                          $1,472,065,579     $ 1,384,310,308     $ 1,161,430,891
---------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.
(2)  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
32

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                   GOVERNMENT MONEY MARKET MUTUAL FUND
                                   ---------------------------------------------------
                                     (UNAUDITED)
                                     FOR THE SIX       FOR THE SIX
                                    MONTHS ENDED      MONTHS ENDED             FOR THE
                                       SEPT. 30,         MARCH 31,          YEAR ENDED
                                            1997              1997      SEPT. 30, 1996
--------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS:
  Net investment income            $   1,471,485     $   1,354,153     $     4,369,090
  Net realized gain (loss) on
    sale of investments                      892              (794)                 69
NET INCREASE IN NET ASSETS
RESULTING FROM
 OPERATIONS                            1,472,377         1,353,359           4,369,159

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                             (1,471,485)       (1,354,153)         (4,369,090)
  CLASS E                                    N/A               N/A                 N/A
  INSTITUTIONAL CLASS                        N/A               N/A                 N/A
  CLASS S/SERVICE CLASS                      N/A               N/A                 N/A
In excess of net investment
  income
  CLASS A                                      0                 0              (1,214)
  CLASS E                                    N/A               N/A                 N/A
  INSTITUTIONAL CLASS                        N/A               N/A                 N/A
  CLASS S/SERVICE CLASS                      N/A               N/A                 N/A
From net realized gain on sale
  of investments
  CLASS A                                      0                 0                   0
  CLASS E                                    N/A               N/A                 N/A
  INSTITUTIONAL CLASS                        N/A               N/A                 N/A
  CLASS S/SERVICE CLASS                      N/A               N/A                 N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -
    Class A                          118,856,833       133,575,235       1,617,283,570
  Reinvestment of dividends -
    Class A                              723,021           636,690           1,166,154
  Cost of shares redeemed -
    Class A                         (104,605,984)     (139,023,174)     (1,662,781,053)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS - CLASS A          14,973,870        (4,811,249)        (44,331,329)
  Proceeds from shares sold -
    Class E                                  N/A               N/A                 N/A
  Reinvestment of dividends -
    Class E                                  N/A               N/A                 N/A
  Cost of shares redeemed -
    Class E                                  N/A               N/A                 N/A
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS - CLASS E                 N/A               N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                      N/A               N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                      N/A               N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                      N/A               N/A                 N/A
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS -
INSTITUTIONAL CLASS                            0                 0                   0
  Proceeds from shares sold -
    Class S/Service Class                    N/A               N/A                 N/A
  Reinvestment of dividends -
    Class S/Service Class                    N/A               N/A                 N/A
  Cost of shares redeemed -
    Class S/Service Class                    N/A               N/A                 N/A
NET INCREASE (DECREASE) IN NET
ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS S/SERVICE CLASS                         0                 0                   0
INCREASE (DECREASE) IN NET
ASSETS                                14,974,762        (4,812,043)        (44,332,474)

NET ASSETS:
  Beginning net assets                60,223,919        65,035,962         109,368,436
  ENDING NET ASSETS                $  75,198,681     $  60,223,919     $    65,035,962
--------------------------------------------------------------------------------------


                                                                 MONEY MARKET MUTUAL FUND

                                       (UNAUDITED)                           FOR THE NINE
                                       FOR THE SIX        FOR THE SIX        MONTHS ENDED
                                      MONTHS ENDED       MONTHS ENDED           SEPT. 30,
                                    SEPT. 30, 1997     MARCH 31, 1997            1996 (1)
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
  Net investment income            $   137,466,042     $  113,510,355     $   132,402,988
  Net realized gain (loss) on
    sale of investments                    761,955            215,989             740,929
NET INCREASE IN NET ASSETS
RESULTING FROM
 OPERATIONS                            138,227,997        113,726,344         133,143,917
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                             (120,536,742)       (98,818,921)       (113,221,991)
  CLASS E                                      N/A                N/A                 N/A
  INSTITUTIONAL CLASS                     (188,647)(2)       (276,412)            (62,154)
  CLASS S/SERVICE CLASS                (16,740,653)       (14,415,022)        (19,122,485)
In excess of net investment
  income
  CLASS A                                        0                  0                   0
  CLASS E                                      N/A                N/A                 N/A
  INSTITUTIONAL CLASS                            0                  0                   0
  CLASS S/SERVICE CLASS                          0                  0                   0
From net realized gain on sale
  of investments
  CLASS A                                        0                  0                   0
  CLASS E                                      N/A                N/A                 N/A
  INSTITUTIONAL CLASS                            0                  0                   0
  CLASS S/SERVICE CLASS                          0                  0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold -
    Class A                          1,739,530,984      1,566,360,081       2,061,107,506
  Reinvestment of dividends -
    Class A                            114,831,745         93,188,135         111,610,934
  Cost of shares redeemed -
    Class A                         (1,262,017,479)      (819,490,109)     (1,266,041,632)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS - CLASS A           592,345,250        840,058,107         906,676,808
  Proceeds from shares sold -
    Class E                                    N/A                N/A                 N/A
  Reinvestment of dividends -
    Class E                                    N/A                N/A                 N/A
  Cost of shares redeemed -
    Class E                                    N/A                N/A                 N/A
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS - CLASS E                   N/A                N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                  2,300,120(2)       2,187,477          19,474,700
  Reinvestment of dividends -
    Institutional Class                    215,236(2)         279,884                   0
  Cost of shares redeemed -
    Institutional Class                (11,839,183)(2)    (11,728,408)           (882,494)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS -
INSTITUTIONAL CLASS                     (9,323,827)(2)     (9,261,047)         18,592,206
  Proceeds from shares sold -
    Class S/Service Class              816,081,676        813,386,639       1,063,771,625
  Reinvestment of dividends -
    Class S/Service Class               16,057,760         14,334,388          19,240,628
  Cost of shares redeemed -
    Class S/Service Class             (651,711,872)      (819,204,427)     (1,002,807,161)
NET INCREASE (DECREASE) IN NET
ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS S/SERVICE CLASS                 180,427,564          8,516,600          80,205,092
INCREASE (DECREASE) IN NET
ASSETS                                 764,210,942        839,529,649       1,006,211,393
NET ASSETS:
  Beginning net assets               5,357,260,578      4,517,730,929       3,511,519,536
  ENDING NET ASSETS                $ 6,121,471,520     $5,357,260,578     $ 4,517,730,929
--------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.
(2)  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                      NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                             ---------------------------------------------------
                                                                                   FROM APRIL 2,
                                               (UNAUDITED)                                  1996
                                               FOR THE SIX      FOR THE SIX        (COMMENCEMENT
                                              MONTHS ENDED     MONTHS ENDED       OF OPERATIONS)
                                                 SEPT. 30,        MARCH 31,         TO SEPT. 30,
                                                      1997             1997                 1996
------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $     444,671     $    181,596       $       40,567
  Net realized gain (loss) on sale of
    investments                                          0                0                 (437)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                        444,671          181,596               40,130

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                         (444,671)        (181,596)             (40,567)
  CLASS E                                              N/A              N/A                  N/A
  INSTITUTIONAL CLASS                                  N/A              N/A                  N/A
  CLASS S/SERVICE CLASS                                N/A              N/A                  N/A
In excess of net investment income
  CLASS A                                                0                0                    0
  CLASS E                                              N/A              N/A                  N/A
  INSTITUTIONAL CLASS                                  N/A              N/A                  N/A
  CLASS S/SERVICE CLASS                                N/A              N/A                  N/A
From net realized gain on sale of
  investments
  CLASS A                                                0                0                    0
  CLASS E                                              N/A              N/A                  N/A
  INSTITUTIONAL CLASS                                  N/A              N/A                  N/A
  CLASS S/SERVICE CLASS                                N/A              N/A                  N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          130,517,668       54,084,381           14,242,313
  Reinvestment of dividends - Class A              414,332          141,020               30,552
  Cost of shares redeemed - Class A           (139,548,308)     (23,947,189)          (9,297,266)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          (8,616,308)      30,278,212            4,975,599
  Proceeds from shares sold - Class E                  N/A              N/A                  N/A
  Reinvestment of dividends - Class E                  N/A              N/A                  N/A
  Cost of shares redeemed - Class E                    N/A              N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                 N/A              N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                                N/A              N/A                  N/A
  Reinvestment of dividends -
    Institutional Class                                N/A              N/A                  N/A
  Cost of shares redeemed -
    Institutional Class                                N/A              N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                     N/A              N/A                  N/A
  Proceeds from shares sold - Class
    S/Service Class                                    N/A              N/A                  N/A
  Reinvestment of dividends - Class
    S/Service Class                                    N/A              N/A                  N/A
  Cost of shares redeemed - Class
    S/Service Class                                    N/A              N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS S/SERVICE CLASS                                 N/A              N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS               (8,616,308)      30,278,212            4,975,162

NET ASSETS:
  Beginning net assets                          35,253,374        4,975,162                    0
  ENDING NET ASSETS                          $  26,637,066     $ 35,253,374       $    4,975,162
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
34

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                   TREASURY MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                 (UNAUDITED)
                                                 FOR THE SIX         FOR THE SIX             FOR THE
                                                MONTHS ENDED        MONTHS ENDED          YEAR ENDED
                                              SEPT. 30, 1997      MARCH 31, 1997      SEPT. 30, 1996
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    42,244,459     $    45,105,801     $    97,930,686
  Net realized gain (loss) on sale of
    investments                                       71,277               1,017              39,272
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                       42,315,736          45,106,818          97,969,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                         (1,598,747)         (1,327,300)         (2,763,079)
  CLASS E                                        (18,049,807)           (905,615)                  0
  INSTITUTIONAL CLASS                            (12,503,728)        (12,730,969)        (62,003,165)
  CLASS S/SERVICE CLASS                          (10,092,177)        (30,141,918)        (33,164,442)
In excess of net investment income
  CLASS A                                                  0                   0                (293)
  CLASS E                                                  0                   0                   0
  INSTITUTIONAL CLASS                                      0                   0             (14,701)
  CLASS S/SERVICE CLASS                                    0                   0              (4,695)
From net realized gain on sale of
  investments
  CLASS A                                                  0              (1,075)                  0
  CLASS E                                                  0                   0                   0
  INSTITUTIONAL CLASS                                      0             (12,378)                  0
  CLASS S/SERVICE CLASS                                    0             (25,819)                  0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             81,451,657         101,803,141         265,329,368
  Reinvestment of dividends - Class A                204,085             117,496             303,969
  Cost of shares redeemed - Class A              (96,382,019)        (89,139,342)       (211,928,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           (14,726,277)         12,781,295          53,705,222
  Proceeds from shares sold - Class E          1,054,494,805         892,833,080                   0
  Reinvestment of dividends - Class E                      0                   0                   0
  Cost of shares redeemed - Class E           (1,121,836,438)        (72,176,053)                  0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                           (67,341,633)        820,657,027                   0
  Proceeds from shares sold -
    Institutional Class                          824,968,167         998,327,768       4,920,884,222
  Reinvestment of dividends -
    Institutional Class                            1,047,264             978,929           1,018,863
  Cost of shares redeemed -
    Institutional Class                         (789,959,192)     (1,090,336,130)     (4,417,665,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                36,056,239         (91,029,433)        504,237,888
  Proceeds from shares sold - Class
    S/Service Class                            1,522,169,783       2,043,006,993       3,893,787,080
  Reinvestment of dividends - Class
    S/Service Class                                  657,529             348,407             227,942
  Cost of shares redeemed - Class
    S/Service Class                           (1,681,835,818)     (2,900,254,375)     (3,555,407,931)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
TRANSACTIONS -
 CLASS S/SERVICE CLASS                          (159,008,506)       (856,898,975)        338,607,091
INCREASE (DECREASE) IN NET ASSETS               (204,948,900)       (114,528,342)        896,569,784

NET ASSETS:
  Beginning net assets                         1,820,191,508       1,934,719,850       1,038,150,066
  ENDING NET ASSETS                          $ 1,615,242,608     $ 1,820,191,508     $ 1,934,719,850
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            CALIFORNIA TAX-FREE MONEY MARKET
                                                                                 MUTUAL FUND
                                                          ----------------------------------
                                                          (UNAUDITED)                   NINE
                                                          SIX MONTHS  SIX MONTHS      MONTHS
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (1)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.01        0.01        0.02
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.01        0.01        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.01)      (0.01)      (0.02)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.01)      (0.01)      (0.02)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  1.50%       1.36%       2.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $1,472,066  $1,384,310  $1,161,431
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.65%       0.65%       0.65%
  Ratio of net investment income to average net assets         2.96%       2.72%       2.69%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.04%       1.03%       1.02%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          2.57%       2.34%       2.32%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
36

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     GOVERNMENT MONEY MARKET MUTUAL FUND (2)
                                            CALIFORNIA TAX-FREE MONEY MARKET  ----------------------------------------------
                                                         MUTUAL FUND (CONT.)  (UNAUDITED)
                              ----------------------------------------------  SIX MONTHS  SIX MONTHS
                              YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1995        1994        1993        1992        1997    1997 (1)        1996        1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.03        0.02        0.02        0.03        0.02        0.02        0.05        0.05
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.02        0.02        0.03        0.02        0.02        0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.02)      (0.02)      (0.03)      (0.02)      (0.02)      (0.05)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00       (0.00)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.02)      (0.02)      (0.03)      (0.02)      (0.02)      (0.05)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.23%       2.28%       1.89%       2.81%       2.41%       2.32%       4.75%       5.22%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,031,004    $869,745    $793,420    $572,906     $75,199     $60,224     $65,036    $109,368
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.62%       0.55%       0.28%       0.75%       0.75%       0.77%       0.79%
  Ratio of net investment
    income to average net
    assets                         3.18%       2.26%       1.88%       2.41%       4.73%       4.62%       4.74%       5.08%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.01%       1.08%       1.06%       1.03%       1.10%       1.00%       0.80%       0.81%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.82%       1.80%       1.37%       1.66%       4.38%       4.37%       4.71%       5.06%
----------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              GOVERNMENT MONEY MARKET MUTUAL
                                                                            FUND (2) (CONT.)
                                                          ----------------------------------
                                                          YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                           SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                                1994        1993        1992
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.03        0.03        0.04
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.03        0.03        0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.03)      (0.03)      (0.04)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.03)      (0.03)      (0.04)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  3.16%       2.77%       3.99%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $194,276    $188,934    $184,705
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.77%       0.83%       0.82%
  Ratio of net investment income to average net assets         3.07%       2.73%       3.85%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.79%       0.84%       0.82%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          3.05%       2.72%       3.85%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.

The accompanying notes are an integral part of these financial statements.

---------------------
38

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        MONEY MARKET MUTUAL FUND
                              ----------------------------------------------------------------------------------
                                                                                                         CLASS A
                              ----------------------------------------------------------------------------------
                              (UNAUDITED)                   NINE
                              SIX MONTHS  SIX MONTHS      MONTHS                                          PERIOD
                                   ENDED       ENDED       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                    1997    1997 (1)    1996 (3)        1995        1994        1993    1992 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.02        0.03        0.05        0.04        0.03        0.02
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.02        0.03        0.05        0.04        0.03        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.02)      (0.03)      (0.05)      (0.04)      (0.03)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.02)      (0.03)      (0.05)      (0.04)      (0.03)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.50%       2.36%       3.55%       5.34%       3.74%       2.70%       1.50%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $5,233,158  $4,640,148  $3,799,908  $2,892,621  $2,343,942    $317,474    $236,269
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.75%       0.75%       0.75%       0.69%       0.58%       0.20%
  Ratio of net investment
    income to average net
    assets                         4.93%       4.71%       4.66%       5.13%       4.12%       2.67%       2.98%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.93%       0.90%       0.88%       0.83%       0.89%       1.00%       0.94%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.56%       4.53%       5.05%       3.92%       2.25%       2.24%
----------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            MONEY MARKET MUTUAL FUND (CONT.)
                                                          ----------------------------------
                                                                         INSTITUTIONAL CLASS
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                              PERIOD  SIX MONTHS      PERIOD
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 29,   MARCH 31,   SEPT. 30,
                                                            1997 (7)    1997 (1)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02        0.02        0.00
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.02        0.02        0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.02)      (0.02)      (0.00)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.02)      (0.02)      (0.00)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.48%       2.38%       0.29%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                $0      $9,332     $18,592
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.72%       0.73%       0.74%
  Ratio of net investment income to average net assets         4.88%       4.71%       5.03%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 1.13%       0.82%       0.77%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          4.47%       4.62%       5.00%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(5)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(6)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(7)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.

The accompanying notes are an integral part of these financial statements.

---------------------
40

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                            MONEY MARKET MUTUAL FUND (CONT.)
                              ----------------------------------------------                     NATIONAL TAX-FREE MONEY
                                                                     CLASS S                          MARKET MUTUAL FUND
                              ----------------------------------------------  ------------------------------------------
                              (UNAUDITED)                   NINE              (UNAUDITED)
                              SIX MONTHS  SIX MONTHS      MONTHS      PERIOD  SIX MONTHS      SIX MONTHS          PERIOD
                                   ENDED       ENDED       ENDED       ENDED       ENDED           ENDED           ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,   SEPT. 30,       MARCH 31,       SEPT. 30,
                                    1997    1997 (1)    1996 (2)    1995 (4)        1997        1997 (1)        1996 (5)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00           $1.00           $1.00
                              ----------  ----------  ----------  ----------  ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.02        0.03        0.03        0.01            0.01            0.01
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00            0.00            0.00
                              ----------  ----------  ----------  ----------  ----------      ----------      ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.02        0.03        0.03        0.01            0.01            0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.02)      (0.03)      (0.03)      (0.01)          (0.01)          (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00            0.00            0.00
                              ----------  ----------  ----------  ----------  ----------      ----------      ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.02)      (0.03)      (0.03)      (0.01)          (0.01)          (0.01)
                              ----------  ----------  ----------  ----------  ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00           $1.00           $1.00
                              ----------  ----------  ----------  ----------  ----------      ----------      ----------
                              ----------  ----------  ----------  ----------  ----------      ----------      ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.15%       2.02%       3.03%       2.73%       1.50%           1.36%           1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $888,314    $707,781    $699,231    $618,899     $26,637         $35,253          $4,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.42%       1.43%       1.42%       1.43%        0.70%(6)        0.64%(6)        0.62%(6)
  Ratio of net investment
    income to average net
    assets                         4.26%       4.02%       3.98%       4.40%        2.98%(6)        2.68%(6)        2.71%(6)
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.54%       1.56%       1.55%       1.53%        1.22%(6)        1.58%(6)        3.56%(6)
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.14%       3.89%       3.85%       4.30%        2.46%(6)        1.74%(6)       (0.23)%(6)
------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(4)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(5)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(6)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(7)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       TREASURY MONEY MARKET
                                                                             MUTUAL FUND (2)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)
                                                          SIX MONTHS  SIX MONTHS
                                                               ENDED       ENDED  YEAR ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (1)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02        0.02        0.05
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.02        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.02)      (0.02)      (0.05)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.02)      (0.02)      (0.05)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.50%       2.42%       4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $51,762     $66,486     $53,706
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.55%       0.55%       0.55%
  Ratio of net investment income to average net assets         4.95%       4.81%       4.96%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.89%       0.75%       0.67%
Ratio of net investment income (loss) to average net
  assets prior to waived fees and reimbursed expenses          4.61%       4.61%       4.84%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

---------------------
42

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               TREASURY MONEY MARKET
                                                                             MUTUAL FUND (2) (CONT.)
                              ----------------------------------------------------------------------
                                             CLASS E                             INSTITUTIONAL CLASS
                              ----------------------  ----------------------------------------------
                              (UNAUDITED)             (UNAUDITED)
                              SIX MONTHS      PERIOD  SIX MONTHS  SIX MONTHS                  PERIOD
                                   ENDED       ENDED       ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1997    1997 (4)        1997    1997 (1)        1996    1995 (5)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.00        0.03        0.03        0.05        0.01
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.00        0.03        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)       0.00       (0.03)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)       0.00       (0.03)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.45%       0.11%       2.65%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $753,349    $820,657    $485,723    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.65%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         4.82%       4.86%       5.22%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.86%       0.88%       0.41%       0.39%       0.59%       0.69%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.61%       4.63%       5.06%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(5)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               TREASURY MONEY MARKET
                                                                     MUTUAL FUND (2)
                                                                             (CONT.)
                                                              ----------------------
                                                                       SERVICE CLASS
                                                              ----------------------
                                                              (UNAUDITED)
                                                              SIX MONTHS  SIX MONTHS
                                                                   ENDED       ENDED
                                                               SEPT. 30,   MARCH 31,
                                                                    1997    1997 (1)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00       $1.00
                                                              ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                             0.03        0.02
  Net realized and unrealized gain on investments                   0.00        0.00
                                                              ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                    0.03        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.03)      (0.02)
  Distributions from net realized gain                              0.00        0.00
                                                              ----------  ----------
TOTAL FROM DISTRIBUTIONS                                           (0.03)      (0.02)
                                                              ----------  ----------
NET ASSET VALUE, END OF PERIOD                                     $1.00       $1.00
                                                              ----------  ----------
                                                              ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                      2.55%       2.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $324,408    $483,401
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.45%       0.45%
  Ratio of net investment income to average net assets             5.03%       4.91%
------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.64%       0.61%
Ratio of net investment income (loss) to average net assets
  prior to waived fees and reimbursed expenses                     4.84%       4.75%
------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
44

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     TREASURY MONEY MARKET
                                                                   MUTUAL FUND (2) (CONT.)
                              ------------------------------------------------------------
                                                                     SERVICE CLASS (CONT.)
                              ------------------------------------------------------------
                                                      SIX MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED    YEAR ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,     MARCH 31,   MARCH 31,
                                    1996        1995    1994 (3)          1994        1993
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00         $1.00       $1.00
                              ----------  ----------  ----------    ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.05        0.02          0.03        0.03
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00          0.00        0.00
                              ----------  ----------  ----------    ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02          0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)        (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00          0.00        0.00
                              ----------  ----------  ----------    ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)        (0.03)      (0.03)
                              ----------  ----------  ----------    ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00         $1.00       $1.00
                              ----------  ----------  ----------    ----------  ----------
                              ----------  ----------  ----------    ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.03%       5.42%     3.75%**         2.81%       3.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,340,325  $1,001,707    $690,630      $654,950    $614,237
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.42%       0.43%         0.43%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.98%       5.32%       3.72%         2.77%       3.04%
------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.60%       0.66%       0.90%         0.90%       0.91%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.83%       5.08%       3.25%         2.30%       2.56%
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the California Tax-Free Money Market Mutual, Government Money Market Mutual, Money Market Mutual, National Tax-Free Money Market Mutual, and Treasury Money Market Mutual Funds (the "Funds"), each, with the exception of the California Tax-Free Money Market Mutual Fund, a diversified series of the Company. The California Tax-Free Money Market Mutual Fund is a non-diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Treasury Money Market Mutual and Government Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Treasury Money Market and Government Money Market Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Government Money Market Mutual and Treasury Money Market Mutual Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

The Money Market Mutual Fund offers Class A and Class S shares. The Institutional Class shares of the Money Market Mutual Fund ceased operations on September 29, 1997. The Treasury Money Market Mutual Fund offers Class A, Class E, Institutional Class, and Service Class shares. The California Tax-Free Money Market Mutual, Government Money Market Mutual, and National Tax-Free Money Market Mutual Funds offer a single class of shares. The four classes of shares differ principally in the applicable distribution, shareholder servicing and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of

---------------------
46

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

On July 23, 1997 the Board of Directors of the Company approved a plan to dissolve the master/feeder structure of its feeder funds in favor of a stand-alone structure (the "Dissolution"). When the Dissolution occurs, the National Tax-Free Money Market Mutual Fund will withdraw its investments in the corresponding Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Trust") and instead will invest directly in a portfolio of securities. The National Tax-Free Money Market Mutual Fund will retain Wells Fargo Bank, N.A. ("WFB"), the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as WFB currently manages the Master Portfolio's assets and for the same advisory fee level. The Dissolution is expected to take place on or about December 12, 1997. The Dissolution of the master/feeder structure of the National Tax-Free Money Market Mutual Fund is contingent upon the approval of shareholders of Overland Express Funds, Inc. ("Overland"), another investment company advised by WFB, to reorganize the Overland National Tax-Free Institutional Money Market Fund into the Company's National Tax-Free Money Market Mutual Fund.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The National Tax-Free Money Market Mutual Fund invests only in interests of the Master Portfolio, which, has the same investment objective as the Fund. The value of the National Tax-Free Money Market Mutual Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of September 30, 1997, the Fund owned approximately 24.32% of the outstanding interests of the Master Portfolio.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and the Master Portfolio's (in this paragraph, the "Funds") Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by WFB. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

RESTRICTED SECURITIES

The Funds may invest in restricted securities, including securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") and commercial paper that is sold under Section 4(2) of the 1933 Act. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. At September 30, 1997 the Money Market Mutual Fund held restricted securities that were deemed liquid and valued by the investment adviser in accordance with procedures approved by the Company's Board of
Directors:

                                   MONEY MARKET
                                    MUTUAL FUND
-----------------------------------------------
Aggregate Cost                  $ 1,018,317,007
Aggregate Fair Value            $ 1,018,317,007
Percentage of Net Assets                 16.64%

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

---------------------
48

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The following Funds had net capital loss carryforwards at December 31, 1996:

                                                                     CAPITAL
                                                             YEAR       LOSS
FUND                                                      EXPIRES  CARRYFORWARD
----------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                 2002  $  34,884
                                                             2003     20,985
Money Market Mutual Fund                                     2003    305,788
                                                             2004    701,461
National Tax-Free Money Market Mutual Fund                   2004        437

The capital loss carryforwards shown above include carryforwards from Pacifica Funds which were merged into the Funds in 1996. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Certain of these expenses are being

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds (other than the National Tax-Free Money Market Mutual Fund) with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, 0.25% of the average daily net assets of the Government Money Market Mutual and Treasury Money Market Mutual Funds and 0.40% of the average daily net assets of the Money Market Mutual Fund.

The National Tax-Free Money Market Mutual Fund does not directly retain an investment adviser because the Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus an annual fee for custody service at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. WFB will not be entitled to compensation for its custodial services to the National Tax-Free Money Market Mutual Fund so long as it is entitled to compensation for providing advisory services to the Master Portfolio.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds, the Class A shares of the Money Market Mutual and Treasury Money Market Mutual Funds and the Class E and Service Class shares of the Treasury Money Market Mutual Fund, and 0.02% of the average daily net assets of the Institutional Class shares of the Treasury Money Market Mutual Fund, and the Institutional Class and Service Class shares of the Money Market Mutual Fund. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Class E and Service Class shares of the Treasury Money Market Mutual Fund.

---------------------
50

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                   TRANSFER   TRANSFER        TRANSFER         TRANSFER
                                     AGENCY     AGENCY     AGENCY FEES      AGENCY FEES
                                       FEES       FEES   INSTITUTIONAL         CLASS S/
FUND                                CLASS A    CLASS E           CLASS    SERVICE CLASS
---------------------------------------------------------------------------------------
Money Market Mutual Fund          $2,441,493       N/A     $      769*      $   122,134
Treasury Money Market Mutual
 Fund                                32,338  $ 122,995          47,696           62,610

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

Transfer agency fees for the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds for the six months ended September 30, 1997 are disclosed in the Statement of Operations.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, the Class A shares of the Money Market Mutual Fund and the Class A and Class E shares of the Treasury Money Market Mutual Fund, 0.25% of the average daily net assets of the Government Money Market Mutual Fund, National Tax-Free Money Market Mutual Fund and the Institutional Class and Class S shares of the Money Market Mutual Fund, and 0.20% for the Service Class shares of the Treasury Money Market Mutual Fund. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A and Class E shares of the Treasury Money Market Mutual Fund.

The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                                                            SHAREHOLDER       SHAREHOLDER
                                        SHAREHOLDER       SHAREHOLDER    SERVICING FEES    SERVICING FEES
                                     SERVICING FEES    SERVICING FEES     INSTITUTIONAL          CLASS S/
FUND                                        CLASS A           CLASS E             CLASS     SERVICE CLASS
---------------------------------------------------------------------------------------------------------
Money Market Mutual Fund              $   7,324,479               N/A       $    9,612*      $    979,623
Treasury Money Market Mutual Fund            83,251          $966,075               N/A           402,867

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

Shareholder servicing fees for the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds for the six months ended September 30, 1997 are disclosed in the Statement of Operations.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A shares of the Funds, Class E shares of the Treasury Money Market Mutual Fund and Class S shares of the Money Market Mutual Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plans for shares of the California Tax-Free Money Market Mutual Fund and the Class A shares of the Money Market Mutual Fund provide that such Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to such shares. The Plans for the Government Money Market Mutual and National Tax-Free Money Market Mutual Funds and the Class A shares of the Treasury Money Market Mutual Fund provide that such Funds may pay Stephens up to 0.05% of the average daily net assets attributable to such shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Under the Plan for Class S shares of the Money Market Mutual Fund, the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the average daily net assets attributable to its Class S shares.

Under the Plan for Class E shares of the Treasury Money Market Mutual Fund, the Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

---------------------
52

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Distribution fees paid on behalf of the Funds for the six months ended September 30, 1997 were as follows:

                                           DISTRIBUTION    DISTRIBUTION    DISTRIBUTION
                                                   FEES            FEES            FEES
FUND                                            CLASS A         CLASS E         CLASS S
---------------------------------------------------------------------------------------
Money Market Mutual Fund                    $   488,298             N/A    $  2,938,868
Treasury Money Market Mutual Fund                16,169     $   722,879             N/A

Distribution fees for the California Tax-Free Money Market Mutual, Government Money Market Mutual and National Tax-Free Money Market Mutual Funds for the six months ended September 30, 1997 are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES

The following amounts of fees and expenses were waived or reimbursed for the six months ended September 30, 1997:

                                                         EXPENSES         FEES
                                                    REIMBURSED BY    WAIVED BY
FUND                                                     STEPHENS          WFB
------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund       $            0   $2,791,208
Government Money Market Mutual Fund                         5,781      104,014
Money Market Mutual Fund                                        0    4,973,140
National Tax-Free Money Market Mutual Fund                  1,769       45,991
Treasury Money Market Mutual Fund                               0    1,642,401

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, certain Funds to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.75% of the average daily net assets of the Government Money Market Mutual Fund, 0.73% of the average daily net assets of the Institutional Class shares of the Money Market Mutual Fund, and 0.55%, 0.45%, and 0.25% of the average daily net assets of the Class A, Service Class, and Institutional Class shares, respectively, of the Treasury Money Market Mutual Fund, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 58,052 shares of the California Tax-Free Money Market Mutual Fund, 26 shares of the Government Money Market Mutual Fund, 12,268 shares of the Money Market Mutual Fund, 102 shares of the National Tax-Free Money Market Mutual Fund, and 87 shares of the Treasury Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, the California Tax-Free Money Market Mutual Fund was authorized to issue 10 billion shares, the Government Money Market Mutual and National Tax-Free Money Market Mutual Funds were each authorized to issue 5 billion shares, the Money Market Mutual Fund was authorized to issue 10 billion Class A shares and 5 billion Class S shares, and the Treasury Money Market Mutual Fund was authorized to issue 5 billion Class A, 5 billion Class E, 5 billion Institutional Class, and 5 billion Service Class shares of $0.001 par value capital stock. Capital share transactions for the Funds were as follows:

                                            CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                          ----------------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX     FOR THE SIX    FOR THE NINE
                                            MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                          SEPT. 30, 1997  MARCH 31, 1997  SEPT. 30, 1996
----------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold                                795,263,338     991,867,267     856,726,858
  Shares issued in reinvestment of
    dividends                                 19,934,203      16,764,042      22,241,153
  Shares redeemed                           (727,327,415)   (785,731,636)   (748,580,464)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING                                 87,870,126     222,899,673     130,387,547

                                                     GOVERNMENT MONEY MARKET MUTUAL FUND
                                          ----------------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX     FOR THE SIX    FOR THE NINE
                                            MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                          SEPT. 30, 1997  MARCH 31, 1997  SEPT. 30, 1996
----------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                     118,856,833     133,575,235   1,617,283,570
  Shares issued in reinvestment of
    dividends -- Class A                         723,021         636,690       1,166,154
  Shares redeemed -- Class A                (104,605,984)   (139,023,174) (1,662,781,053)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                      14,973,870      (4,811,249)    (44,331,329)

---------------------
54

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                   MONEY MARKET MUTUAL FUND
                                     ------------------------------------------------------
                                        (UNAUDITED)                            FOR THE NINE
                                        FOR THE SIX         FOR THE SIX        MONTHS ENDED
                                       MONTHS ENDED        MONTHS ENDED           SEPT. 30,
                                     SEPT. 30, 1997      MARCH 31, 1997            1996 (1)
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A              1,739,530,984       1,566,357,293       2,061,102,906
  Shares issued in reinvestment of
    dividends -- Class A                114,831,745          93,188,134         111,610,934
  Shares redeemed -- Class A         (1,262,017,479)       (819,490,109)     (1,266,036,895)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                592,345,250         840,055,318         906,676,945
  Shares sold -- Institutional
    Class                                 2,301,110(2)        2,187,477          19,474,700
  Shares issued in reinvestment of
    dividends -- Institutional
    Class                                   215,236(2)          279,884                   0
  Shares redeemed -- Institutional
    Class                               (11,839,183)(2)     (11,728,407)           (890,817)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- INSTITUTIONAL
  CLASS                                  (9,322,837)(2)      (9,261,046)         18,583,883
  Shares sold -- Class S                816,081,676         813,386,639       1,063,771,625
  Shares issued in reinvestment of
    dividends -- Class S                 16,057,760          14,334,388          19,240,628
  Shares redeemed -- Class S           (651,711,872)       (819,204,427)     (1,002,807,161)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS S                180,427,564           8,516,600          80,205,092

 (1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

 (2) REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

                                           NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                          -------------------------------------------
                                                                                 FROM
                                                                        APRIL 2, 1996
                                                                        (COMMENCEMENT
                                            (UNAUDITED)                            OF
                                            FOR THE SIX    FOR THE SIX    OPERATIONS)
                                           MONTHS ENDED   MONTHS ENDED             TO
                                              SEPT. 30,      MARCH 31,      SEPT. 30,
                                                   1997           1997           1996
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    130,517,668     54,084,381     14,242,847
  Shares issued in reinvestment of
    dividends -- Class A                        414,332        141,020         30,552
  Shares redeemed -- Class A               (139,548,308)   (23,947,189)    (9,298,266)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                      (8,616,308)    30,278,212      4,975,133

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                            TREASURY MONEY MARKET MUTUAL FUND
                                               ----------------------------------------------
                                                  (UNAUDITED)
                                                  FOR THE SIX     FOR THE SIX         FOR THE
                                                 MONTHS ENDED    MONTHS ENDED      YEAR ENDED
                                               SEPT. 30, 1997  MARCH 31, 1997  SEPT. 30, 1996
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           81,451,657     101,803,385     265,329,368
  Shares issued in reinvestment of dividends
    -- Class A                                        204,085         117,496         303,969
  Shares redeemed -- Class A                      (96,382,019)    (89,139,342)   (211,928,115)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                       (14,726,277)     12,781,539      53,705,222
  Shares sold -- Class E                        1,054,494,805     892,833,080             N/A
  Shares issued in reinvestment of dividends
    -- Class E                                              0               0             N/A
  Shares redeemed -- Class E                   (1,121,836,438)    (72,176,053)            N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS E                                       (67,341,633)    820,657,027             N/A
  Shares sold -- Institutional Class              824,968,167     998,327,613   4,920,884,222
  Shares issued in reinvestment of dividends
    -- Institutional Class                          1,047,264         978,929       1,018,863
  Shares redeemed -- Institutional Class         (789,959,192) (1,090,336,130) (4,417,665,197)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS                            36,056,239     (91,029,588)    504,237,888
  Shares sold -- Service Class                  1,522,169,783   2,043,006,904   3,893,787,080
  Shares issued in reinvestment of dividends
    -- Service Class                                  657,529         348,407         227,942
  Shares redeemed -- Service Class             (1,681,835,818) (2,900,254,375) (3,555,407,931)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- SERVICE CLASS                                (159,008,506)   (856,899,064)    338,607,091

---------------------
56

      MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS - 99.54%
             ALABAMA - 0.09%
$   100,000  Stevenson AL Industrial Development Board
               Environmental Improvement Revenue                  3.95 %        06/01/32   $     100,000

             ARIZONA - 1.81%
$   975,000  Chandler AZ Industrial Development V/R Project
               LOC - Citibank N.A.                                4.10 %        12/01/02   $     975,000
  1,000,000  Maricopa AZ IDA Hospital Facilities Revenue V/R
               MBIA Insured                                       3.80          12/01/08       1,000,000
                                                                                           --------------
                                                                                           $   1,975,000

             CALIFORNIA - 10.97%
$ 1,500,000  California HFFA V/R FSA Insured                      3.60 %        07/01/22   $   1,500,000
    100,000  California Pollution Control Finance Authority
               Revenue V/R                                        3.80          02/01/16         100,000
    200,000  California State CDA Revenue Series A                4.00          05/15/25         200,000
  1,500,000  California State HFFA Kaiser Permanente V/R          3.85          05/01/28       1,500,000
    200,000  California State PCFA Southern California
               Edison V/R Series A                                3.85          02/28/08         200,000
    100,000  California Statewide CDA COP                         3.65          06/01/26         100,000
    500,000  Foothill / Eastern CA Transportation Corridor
               Toll Road Development Series D V/R LOC -
               Industrial Bank of Japan Ltd                       4.00          01/02/35         500,000
  1,400,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.65          10/01/04       1,400,000
    500,000  Orange County CA Sanitation District Multiple
               Credit Enhancements                                3.85          08/01/13         500,000

                                                           ---------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
$ 4,000,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.95 %        07/01/19   $   4,000,000
  2,000,000  West Riverside CA Regional Waterworks Authority
               Revenue V/R                                        3.65          04/01/28       2,000,000
                                                                                           --------------
                                                                                           $  12,000,000

             COLORADO - 2.38%
$ 1,000,000  Colorado State HFFA Boulder County Hospital
               Project V/R Series C                               4.05 %        10/01/14   $   1,000,000
  1,000,000  Colorado State HFFA North Colorado Medical
               Center                                             4.05          05/15/20       1,000,000
    600,000  Colorado State Student Loan Obligation Bond
               Authority Series A                                 4.20          07/01/00         600,000
                                                                                           --------------
                                                                                           $   2,600,000

             FLORIDA - 9.60%
$ 2,500,000  Dade County FL Water & Sewer System Revenue          4.10 %        10/05/22   $   2,500,000
  2,000,000  Indian River County FL Hospital Service Revenue      3.70          10/08/97       2,000,000
  3,000,000  Jacksonville FL Electric Authority CP                3.65          10/08/97       3,000,000
  3,000,000  Sunshine FL PCR Series B                             3.75          11/18/97       3,000,000
                                                                                           --------------
                                                                                           $  10,500,000

             GEORGIA - 7.31%
$   800,000  Burke County GA Development Authority PCR
               Series A                                           4.10 %        01/01/16   $     800,000
  1,500,000  De Kalb GA Private Hospital Authority RAN
               Series A                                           4.15          03/01/24       1,500,000
  2,895,000  Georgia State Municipal Electric Authority CP
               Multiple LOC's                                     3.60          10/15/97       2,895,000
    300,000  Georgia State Municipal Electric Authority
               Series A                                           3.70          10/15/97         300,000

------------------------
58

      MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
$   500,000  Hapeville GA Development Authority IDA V/R
               Hapeville Hotel Ltd LOC - Swiss Bank               3.85 %        11/01/15   $     500,000
  2,000,000  Municipal Electric Authority of Georgia              4.15          03/01/20       2,000,000
                                                                                           --------------
                                                                                           $   7,995,000

             ILLINOIS - 2.28%
$ 1,000,000  Illinois Development Finance Authority Revenue
               V/R Series A                                       4.00 %        06/01/04   $   1,000,000
  1,500,000  Illinois State Highway Toll Revenue V/R Series
               B                                                  4.10          01/01/10       1,500,000
                                                                                           --------------
                                                                                           $   2,500,000

             IOWA - 1.37%
$ 1,500,000  Iowa Finance Authority Solid Waste Disposal
               Revenue V/R                                        4.10 %        06/01/24   $   1,500,000

             LOUISIANA - 6.03%
$ 1,900,000  Ascension Parish LA PCR V/R                          3.95 %        05/01/26   $   1,900,000
  1,200,000  Calcasieu Parish Inc LA Industrial Development
               Revenue Series B                                   4.00          02/01/16       1,200,000
  2,000,000  Louisiana Public Facility Authority Revenue -
               Kenner Hotel LTP                                   3.85          12/01/15       2,000,000
  1,500,000  New Orleans Aviation Board Revenue MBIA Insured      4.05          08/05/15       1,500,000
                                                                                           --------------
                                                                                           $   6,600,000

             MASSACHUSETTS - 4.02%
$ 1,400,000  Massachusetts State HFFA Revenue V/R Asset
               Program LOC - Credit Suisse                        3.95 %        01/01/19   $   1,400,000
  3,000,000  Massachusetts State IDA Resources Recovery V/R
               Ogden Haver                                        4.00          12/01/11       3,000,000
                                                                                           --------------
                                                                                           $   4,400,000

                                                           ---------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             MICHIGAN - 5.39%
$ 2,400,000  Delta County MI EDA Mead Escanaba Paper Series
               C                                                  3.80 %        12/01/23   $   2,400,000
  3,500,000  Michigan State Fund Limited Obligation Revenue
               V/R                                                4.00          09/01/30       3,500,000
                                                                                           --------------
                                                                                           $   5,900,000

             MINNESOTA - 1.19%
$ 1,300,000  Beltrami County MN Environmental Control
               Revenue V/R LOC - Bank of Switzerland              3.85 %        12/01/21   $   1,300,000

             MISSISSIPPI - 1.92%
$   800,000  Jackson County MS PCR V/R Chevron USA Inc
               Project                                            3.75 %        12/01/16   $     800,000
  1,300,000  Mississippi Business Finance Corp Solid Waste
               Disposal Revenue Project B                         4.20          07/01/22       1,300,000
                                                                                           --------------
                                                                                           $   2,100,000

             MISSOURI - 1.28%
$ 1,400,000  Perry MO PCR Leaf River Forest Project V/R           3.80 %        03/01/02   $   1,400,000

             NEBRASKA - 2.29%
$ 2,500,000  Nebraska Higher Education Loan Program Series B      4.15 %        12/01/16   $   2,500,000

             NEVADA - 1.37%
$ 1,500,000  Clark County NV Airport Improvement Revenue
               Series A                                           4.10 %        07/01/12   $   1,500,000

             NEW JERSEY - 0.91%
$ 1,000,000  New Jersey State Turnpike Revenue Series D           3.55 %        01/01/18   $   1,000,000

------------------------
60

      MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             NEW MEXICO - 1.37%
$ 1,500,000  Albuquerque NM Airport Revenue Project AMBAC
               Insured                                            4.10 %        07/01/14   $   1,500,000

             NEW YORK - 11.24%
$ 3,000,000  New York NY Health & Hospital Corp Revenue
               Series A                                           4.00 %        02/15/26   $   3,000,000
  4,200,000  New York NY Municipal Assistance Corp                4.05          07/01/08       4,200,000
  3,800,000  New York NY Municipal Electric Authority             3.60          10/15/97       3,800,000
    300,000  New York NY V/R Series B                             3.85          08/15/18         300,000
  1,000,000  Suffolk County NY Industrial Development
               Revenue V/R                                        3.40          02/01/07       1,000,000
                                                                                           --------------
                                                                                           $  12,300,000

             NORTH CAROLINA - 2.92%
$   400,000  Charlotte NC Airport Revenue V/R Series A MBIA
               Insured                                            4.10 %        07/01/16   $     400,000
  2,800,000  Charlotte NC Airport Revenue V/R Series A MBIA
               Insured                                            4.20          07/01/17       2,800,000
                                                                                           --------------
                                                                                           $   3,200,000

             PENNSYLVANIA - 4.39%
$ 1,800,000  Allegheny County PA Industrial Development
               Authority Revenue Series D                         4.10 %        07/01/27   $   1,800,000
  1,000,000  Delaware Valley PA Regional Finance Authority        4.15          08/01/16       1,000,000
  2,000,000  Delaware Valley PA Regional Finance Authority
               V/R Series C                                       4.15          12/01/20       2,000,000
                                                                                           --------------
                                                                                           $   4,800,000

                                                           ---------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             TEXAS - 6.43%
$ 2,000,000  Harris County TX Industrial Development Corp
               Solid Waste Disposal Revenue                       4.10 %        04/01/33   $   2,000,000
  2,000,000  Houston TX Tax & Revenue Anticipation                4.50          06/30/98       2,009,326
  3,000,000  Texas State Tax & RAN Series A                       4.75          08/31/98       3,023,794
                                                                                           --------------
                                                                                           $   7,033,120

             UTAH - 1.46%
$ 1,400,000  Intermountain Power Agency UT Series 85-F            3.75 %        11/10/97   $   1,400,000
    200,000  Salt Lake City UT Airport Revenue Series A AMT
               LOC - Credit Suisse                                4.15          06/01/98         200,000
                                                                                           --------------
                                                                                           $   1,600,000

             VIRGINIA - 1.65%
$ 1,800,000  Peninsula Ports Authority Revenue Port
               Facilities Shell Coal & Terminal Co                3.80 %        12/01/05   $   1,800,000

             WASHINGTON - 1.28%
$   200,000  Port Vancouver WA United Grain Corp LOC -
               Sumitomo Bank                                      4.25 %        12/01/09   $     200,000
    700,000  Washington State HFA Revenue V/R Series E            3.80          10/01/05         700,000
    500,000  Washington State MFHR Inglenook Court Project
               LOC - Bank of America                              4.00          07/01/25         500,000
                                                                                           --------------
                                                                                           $   1,400,000

             WISCONSIN - 1.83%
$ 2,000,000  La Crosse WI Pollution Conrol Revenue Series B       3.85 %        02/01/15   $   2,000,000

------------------------
62

      MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM INSTRUMENTS (CONTINUED)
             WYOMING - 6.76%
$   500,000  Kemmer WY PCR V/R Exxon Project                      3.75 %        11/01/14   $     500,000
  1,300,000  Lincoln County WY PCR Exxon Project                  4.10          11/01/14       1,300,000
  1,200,000  Lincoln County WY PCR Exxon Project Series C         3.95          07/01/17       1,200,000
  2,500,000  Sweetwater County WY Pollution Control Revenue
               Series A                                           4.00          07/01/15       2,500,000
  1,900,000  Uinta County WY PCR Chevron USA Inc V/R              3.75          12/01/22       1,900,000
                                                                                           --------------
                                                                                           $   7,400,000
             TOTAL SHORT-TERM INSTRUMENTS                                                  $ 108,903,120
             (Cost $108,903,120)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $108,903,120)* (Note 1)                            99.54%               $  108,903,120
              Other Assets and Liabilities, Net                         0.46                       499,020
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  109,402,140
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                 TAX-FREE
                                             MONEY MARKET
                                                   MASTER
                                                PORTFOLIO
---------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $108,903,120
  Cash                                            288,194
Receivables:
  Interest                                        511,018
Organization expenses, net of
  amortization                                      2,605
Prepaid expenses                                    7,846
TOTAL ASSETS                                  109,712,783

LIABILITIES
Payables:
  Distribution to beneficial interest
    holders                                       288,579
  Due to WFB (Note 2)                              15,106
  Other                                             6,958
TOTAL LIABILITIES                                 310,643

TOTAL NET ASSETS
                                             $109,402,140

INVESTMENT AT COST                           $108,903,120
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
64

   STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                               TAX-FREE
                                                  MONEY
                                                 MARKET
                                                 MASTER
                                              PORTFOLIO
-------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $1,732,142
TOTAL INVESTMENT INCOME                       1,732,142

EXPENSES (NOTE 2)
  Advisory fees                                 140,161
  Custody fees                                    6,110
  Portfolio accounting fees                      30,814
  Amortization of organization expenses             485
  Legal and audit fees                            8,174
  Other                                           1,831
TOTAL EXPENSES                                  187,575
Less:
  Waived fees and reimbursed expenses           (96,511)
NET EXPENSES                                     91,064
NET INVESTMENT INCOME                         1,641,078

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                       0
NET GAIN ON INVESTMENTS                               0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $1,641,078
-------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    TAX-FREE MONEY MARKET MASTER PORTFOLIO
                                             ---------------------------------------------
                                                                                FROM APRIL
                                                                                   2, 1996
                                                                               (COMMENCEMENT
                                              (UNAUDITED)                               OF
                                              FOR THE SIX      FOR THE SIX     OPERATIONS)
                                             MONTHS ENDED     MONTHS ENDED              TO
                                                SEPT. 30,        MARCH 31,       SEPT. 30,
                                                     1997             1997            1996
------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $  1,641,078     $  1,319,581     $   924,525
  Net realized gain (loss) on sale of
    investments                                         0                0          (6,788)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                     1,641,078        1,319,581         917,737
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                                    (714,427)      26,740,549      79,497,622
INCREASE IN NET ASSETS                            926,651       28,060,130      80,415,359

NET ASSETS:
  Beginning net assets                        108,475,489       80,415,359               0
  ENDING NET ASSETS                          $109,402,140     $108,475,489     $80,415,359
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
66

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

The Master Investment Trust (the "Trust") is a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios. These financial statements represent one of these series, the Tax-Free Money Market Master Portfolio (the "Master Portfolio").

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Master Portfolio invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the Master Portfolio's portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Master Portfolio uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Master Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of the Master Portfolio, therefore, believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Code and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

ORGANIZATION EXPENSES

The Master Portfolio has been charged for expenses incurred in connection with the organization and initial registration of the Master Portfolio. These expenses are being amortized by the Master Portfolio on a straight-line basis over 60 months from the date the Master Portfolio commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract on behalf of the Master Portfolio with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to provide the Master Portfolio with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.30% of the Master Portfolio's average daily net assets.

The Trust has entered into administration and co-administration agreements on behalf of the Master Portfolio with WFB and Stephens, respectively. Pursuant to the agreements, neither WFB nor Stephens is entitled to receive fees for administration services provided to the Master Portfolio so long as they receive fees for providing such services to the National Tax-Free Money Market Mutual Fund which invests in the Master Portfolio (under separate agreements).

The Trust has entered into a contract on behalf of the Master Portfolio with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Master Portfolio. Pursuant to the contract, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the Master Portfolio's average daily net assets. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Master Portfolio's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Master Portfolio's average daily net assets in excess of $100 million.

---------------------
68

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1997 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens Inc.

DISSOLUTION OF THE MASTER PORTFOLIO

On July 23, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a plan to reorganize the master/feeder structure of its feeder funds into a stand-alone structure (the "Reorganization"). When the Reorganization occurs, the National Tax-Free Money Market Mutual Fund will withdraw its investments in the corresponding Master Portfolio and instead will invest directly in a portfolio of securities (the "Dissolution"). The National Tax-Free Money Market Mutual Fund will retain WFB, the investment adviser to the Master Portfo-

lio, to manage its assets directly, in substantially the same manner as WFB manages the Master Portfolio's assets and for the same advisory fee level. The Reorganization and the Dissolution are expected to take place on or about December 12, 1997. The Dissolution of the master/feeder structure of the Master Portfolio is contingent upon the approval of shareholders of Overland Express Funds, Inc. ("Overland"), another investment company advised by WFB, to reorganize the Overland National Tax-Free Institutional Money Market Fund into the Company's National Tax-Free Money Market Mutual Fund.

The Master Portfolio will distribute all of its assets and liabilities in-kind (the "In-Kind Distribution") to its interest holders. The In-Kind Distribution will occur as of the close of business on the Dissolution date. The existing Master Portfolio will no longer hold any assets or have any liabilities and will wind up its affairs.

                                                           ---------------------

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAN               --   Revenue Anticipation Notes
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

---------------------
70

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MMR AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds